UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number            811-23477
                                    BNY Mellon ETF Trust
(Exact name of registrant as specified in charter)
240 Greenwich Street
                        New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq.
240 Greenwich Street
                        New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6400
Date of fiscal year end:  June 30
Date of reporting period:  June 30, 2024
The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
BNY Mellon Ultra Short Income ETF

BNY Mellon Responsible Horizons Corporate Bond ETF

Item 1. Reports to Stockholders.
(a)     The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

BNY Mellon Ultra Short Income ETF

Annual Shareholder Report

June 30, 2024

Ticker - BKUI (NYSE Arca, Inc.)

This annual shareholder report contains important information about BNY Mellon Ultra Short Income ETF (the “Fund”) for the period of July 1, 2023 to June 30, 2024.You can find additional information about the Fund at im.bnymellon.com/etfliterature. You can also request this information by calling us at 1-833-383-2696 or calling your financial adviser.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Ultra Short Income ETF	$12	0.12%

How did the Fund perform last year?

  For the 12 month period ended June 30, 2024, the Fund’s shares returned 5.76% on a net asset value basis and 5.77% on a market price basis.

  In comparison, ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”) returned 5.40% for the same period.

What affected the Fund's performance?

  U.S. Treasury yields fell in the second half of 2023, then rose by a similar amount in 2024, with bonds maturing in two-to-three years ending the reporting period little changed.

  The Fund’s performance relative to the Index benefited from significant exposure to credit assets as credit spreads continued to move tighter over the 12-month period.

  The Fund’s exposure to commercial paper during the first half of 2024 provided a yield pick-up versus shorter U.S. government securities.

  In the first half of 2024, the Fund’s positions in fixed-rate securities detracted from relative performance as yields rose across the curve on expectations of higher-for-longer interest rates.

  Not FDIC-Insured. Not Bank-Guaranteed. May Lose Value.

How did the fund perform since its inception?

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

CUMULATIVE PERFORMANCE FROM AUGUST 9, 2021 THROUGH JUNE 30, 2024

INITIAL INVESTMENT OF $10,000

BNY Mellon Ultra Short Income ETF - $10,792
Bloomberg U.S. Aggregate Bond Index (broad-based index) - $9,070*
ICE BofA 3-Month U.S. Treasury Bill Index - $10,937
12,500
10,000
7,500
8/9/2021
2022
2023
2024

	BNY Mellon Ultra Short Income ETF - $10,792	Bloomberg U.S. Aggregate Bond Index (broad-based index) - $9,070Footnote Reference*	ICE BofA 3-Month U.S. Treasury Bill Index - $10,937
8/9/2021	10,000	10,000	10,000
9/30/2021	10,004	9,950	10,001
12/31/2021	9,976	9,951	10,002
3/31/2022	9,880	9,361	10,006
6/30/2022	9,846	8,921	10,016
9/30/2022	9,863	8,497	10,062
12/31/2022	9,966	8,656	10,147
3/31/2023	10,074	8,913	10,256
6/30/2023	10,204	8,838	10,376
9/30/2023	10,336	8,552	10,512
12/31/2023	10,538	9,135	10,656
3/31/2024	10,660	9,064	10,794
6/30/2024	10,792	9,070	10,937

Years Ended 6/30

The above graph compares a hypothetical $10,000 investment in the Fund’s shares to a hypothetical investment of $10,000 made in each index on August 9, 2021, the Fund’s inception. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, an index is not subject to fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 6/30/24)

Fund	1 YR	Since Inception (August 9, 2021)
BNY Mellon Ultra Short Income ETF - NAV Return	5.76%	2.68%
BNY Mellon Ultra Short Income ETF - Market Price Return	5.77%	2.67%
Bloomberg U.S. Aggregate Bond Index (broad-based index)Footnote Reference*	2.63%	- 3.32%
ICE BofA 3-Month U.S. Treasury Bill Index	5.40%	3.15%
Footnote	Description
Footnote*	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of June 30, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current performance information, visit im.bnymellon.com/etfliterature.

KEY FUND STATISTICS (AS OF 6/30/24)

Fund size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period ($)	Annual Portfolio Turnover
$74	113	63,419	42.44%

  Not FDIC-Insured. Not Bank-Guaranteed. May Lose Value.

Portfolio Holdings (as of 6/30/24)

Sector Allocation

(Based on Net Assets)

Value	Value
Net Other Assets and Liabilities	0.5%
Energy	0.4%
Technology	1.6%
Industrial	1.8%
Investment Companies	2.0%
Communications	2.6%
Consumer, Non-cyclical	3.3%
Government	4.3%
Consumer, Cyclical	7.4%
Financial	76.1%

Allocation of Holdings

(Based on Net Assets)

Value	Value
Net Other Assets and Liabilities	0.5%
Asset-Backed Securities	0.1%
Investment Companies	2.0%
U.S. Treasury Government Securities	4.3%
Corporate Bonds	43.3%
Commercial Paper	49.8%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/etfliterature.

  Not FDIC-Insured. Not Bank-Guaranteed. May Lose Value.

© 2024 BNY Mellon Securities Corporation,

240 Greenwich Street, 9th Floor, New York, NY 10281

Code-4862AR0624

BNY Mellon Responsible Horizons Corporate Bond ETF

Annual Shareholder Report

June 30, 2024

Ticker - RHCB (NYSE Arca, Inc.)

This annual shareholder report contains important information about BNY Mellon Responsible Horizons Corporate Bond ETF (the “Fund”) for the period of July 1, 2023 to June 30, 2024.You can find additional information about the Fund at im.bnymellon.com/etfliterature. You can also request this information by calling us at 1-833-383-2696 or calling your financial adviser.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Responsible Horizons Corporate Bond ETF	$36	0.35%

How did the Fund perform last year?

  For the 12 month period ended June 30, 2024, the Fund’s shares returned 5.12% on a net asset value basis and 5.07% on a market price basis.

  In comparison, ICE BofA U.S. Corporate Index (the “Index”) returned 5.04% for the same period.

What affected the Fund's performance?

  Economic growth propelled credit markets to gains, narrowing credit spreads as the Federal Reserve (“Fed”) ended its tightening cycle in September 2023.

  The Fund was positioned slightly long duration in anticipation of upcoming Fed rate cuts as inflation normalizes. However, this led to a slight drag on performance as the rate cuts were delayed. In addition, our overweight to the 7 year and 30 year was a slight drag on performance as the very short end of the curve outperformed and the curve steepened.

  Security selection and a large allocation to credit risk drove the Fund’s performance. As spreads tightened, the Fund’s overweight to lower-rated investment-grade bonds and a small allocation to high-yield bonds proved beneficial and upwards rating trends in securities held, providing performance tailwinds.

  Sector allocation effects were mixed as the Fund’s overweight to banks contributed to performance but its underweight to energy detracted.

  Not FDIC-Insured. Not Bank-Guaranteed. May Lose Value.

How did the fund perform since its inception?

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

CUMULATIVE PERFORMANCE FROM MARCH 21, 2022 THROUGH JUNE 30, 2024

INITIAL INVESTMENT OF $10,000

BNY Mellon Responsible Horizons Corporate Bond ETF - $9,980
Bloomberg U.S. Aggregate Bond Index (broad-based index) - $9,699*
ICE BofA U.S. Corporate Index - $9,998
12,500
10,000
7,500
3/21/2022
2022
2023
2024

	BNY Mellon Responsible Horizons Corporate Bond ETF - $9,980	Bloomberg U.S. Aggregate Bond Index (broad-based index) - $9,699Footnote Reference*	ICE BofA U.S. Corporate Index - $9,998
3/21/2022	10,000	10,000	10,000
3/31/2022	10,071	10,009	10,061
6/30/2022	9,306	9,539	9,386
9/30/2022	8,856	9,086	8,906
12/31/2022	9,180	9,256	9,220
3/31/2023	9,510	9,530	9,538
6/30/2023	9,494	9,450	9,518
9/30/2023	9,221	9,145	9,262
12/31/2023	9,981	9,768	9,995
3/31/2024	9,977	9,692	9,987
6/30/2024	9,980	9,699	9,998

Years Ended 6/30

The above graph compares a hypothetical $10,000 investment in the Fund’s shares to a hypothetical investment of $10,000 made in each index on March 21, 2022, the Fund’s inception. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, an index is not subject to fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 6/30/24)

Fund	1 YR	Since Inception (March 21, 2022)
BNY Mellon Responsible Horizons Corporate Bond ETF - NAV Return	5.12%	- 0.09%
BNY Mellon Responsible Horizons Corporate Bond ETF - Market Price Return	5.07%	- 0.02%
Bloomberg U.S. Aggregate Bond Index (broad-based index)Footnote Reference*	2.63%	- 1.33%
ICE BofA U.S. Corporate Index	5.04%	- 0.01%
Footnote	Description
Footnote*	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of June 30, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current performance information, visit im.bnymellon.com/etfliterature.

KEY FUND STATISTICS (AS OF 6/30/24)

Fund size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period ($)	Annual Portfolio Turnover
$23	276	78,566	56.72%

  Not FDIC-Insured. Not Bank-Guaranteed. May Lose Value.

Portfolio Holdings (as of 6/30/24)

Sector Allocation

(Based on Net Assets)

Value	Value
Net Other Assets and Liabilities	-0.6%
Government	1.0%
Investment Companies	2.4%
Basic Materials	3.0%
Communications	5.3%
Technology	5.8%
Energy	6.3%
Industrial	6.8%
Consumer, Cyclical	7.3%
Utilities	9.2%
Consumer, Non-cyclical	17.6%
Financial	35.9%

Allocation of Holdings

(Based on Net Assets)

Value	Value
Net Other Assets and Liabilities	-0.6%
Forward Foreign Currency Exchange Contracts	0.0%Footnote Reference*
Futures	0.0%Footnote Reference*
Municipal Securities	0.0%Footnote Reference*
Investment of Cash Collateral for Securities Loaned	0.2%
Foreign Governmental	1.0%
Investment Companies	2.2%
Corporate Bonds	97.2%
Footnote	Description
Footnote*	Less than 0.1%.

How has the Fund changed?

  The Fund revised its investment strategy and related risks to more fully describe the sub-adviser’s investment processes. More information on the changes can be found in the Fund’s current prospectus dated November 1, 2023.

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2024 at im.bnymellon.com/etfliterature or upon request at 1-833-383-2696 or by calling your financial adviser.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/etfliterature.

  Not FDIC-Insured. Not Bank-Guaranteed. May Lose Value.

© 2024 BNY Mellon Securities Corporation,

240 Greenwich Street, 9th Floor, New York, NY 10281

Code-4863AR0624

Item 1. Reports to Stockholders (cont.).
(b)     Not applicable.
Item 2. Code of Ethics.
(a)        As of the period ended June 30, 2024 (the “Reporting Period”), the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer, controller or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(c)        During the Reporting Period, there have been no amendments to a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.

(d)       During the Reporting Period, the Registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.
The Registrant’s Board of Trustees has determined that Mr. Kevin W. Quinn is qualified to serve as an audit committee financial expert serving on the Registrant’s audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.
Item 4. Principal Accountant Fees and Services.
(a)        Audit Fees
The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $43,299 in 2023 and $44,165 in 2024.
(b)        Audit-Related Fees
The aggregate fees billed for each of the last two fiscal years for assurance and related services rendered to the Registrant by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $12,240 in 2023 and $12,484 in 2024. These services consisted of security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended.
(c)        Tax Fees
The aggregate fees billed for each of the last two fiscal years for professional services rendered to the Registrant by the principal accountant for tax compliance, tax advice and tax planning were $7,752 in 2023 and $7,908 in 2024. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local entity tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification.
(d)       All Other Fees
The aggregate fees billed for each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 in 2023 and $0 in 2024.
(e)(1)   Pursuant to the Registrant’s Audit Committee Charter that has been adopted by the audit committee, the audit committee shall approve all audit and permissible non-audit services to be provided to the Registrant and all permissible non-audit services to be provided to its investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant.
(e)(2)   The percentage of services described in paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, with respect to: Audit-Related Fees was 100%; Tax Fees was 100%; and All Other Fees was 0%.
(f)        The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.
(g)        The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant were $269,097 in 2023 and $282,787 in 2024.
(h)        The Registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
(i)         Not applicable.
(j)         Not applicable.
Item 5. Audit Committee of Listed Registrants.
(a)        The Registrant has a separately designated audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended, which consists of independent trustees of the Registrant.  The audit committee members are J. Charles Cardona, Kristen M. Dickey, F. Jack Liebau, Jr., Jill I. Mavro, Kevin W. Quinn, and Stacy L. Schaus.
(b)        Not applicable.
Item 6. Investments.
(a)               The Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included in the financial statements filed under Item 7 of this Form N-CSR.

(b)               Not applicable.
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
The following is a copy of the Registrant’s most recent financial statements and financial highlights.

BNY Mellon ETF Trust
ANNUAL FINANCIALS AND OTHER INFORMATION
June 30, 2024
BNY Mellon Ultra Short Income ETF: BKUI
Principal U.S. Listing Exchange: NYSE Arca, Inc.
IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information.
Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.
Item 7. Financial Statements and Financial Highlights for Open-End Management
Investment Companies 3
Statement of Investments 3
Statement of Assets and Liabilities 7
Statement of Operations 8
Statement of Changes in Net Assets 9
Financial Highlights 10
Notes to Financial Statements 11
Report of Independent Registered Public Accounting Firm 16
Important Tax Information 17
Board Members Information 18
Officers of the Trust 19
Item 8. Changes in and Disagreements with Accountants for Open-End Management
Investment Companies 21
Item 9. Proxy Disclosures for Open-End Management
Investment Companies 22
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End
Investment Companies 23
Item 11. Statement Regarding Basis for Approval of Investment
Advisory Contracts 24
Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www. im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.
The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

3
BNY Mellon Ultra Short Income ETF
Statement of Investments
June 30, 2024
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
Description
Principal
Amount ($) Value ($)
Asset-Backed Securities – 0.1%
Honda Auto Receivables Owner Trust, Series 2021-3, Class A3, 0.41%, 11/18/2025 86,676 85,396
Total Asset-Backed Securities (cost $86,675) 85,396
Commercial Paper – 49.8%
Atlantic Asset Securitization LLC, 5.41%, 7/10/2024
(a)(b)
1,000,000 998,219
Bank of Montreal, 5.48%, 9/04/2024
(a)(b)
1,400,000 1,385,979
Canadian Imperial Bank, 5.43%, 4/03/2025
(b)
1,500,000 1,440,051
Chariot Funding LLC, 5.51% (1 Month SOFR + 0.17%), 10/02/2024
(a)(c)
750,000 750,014
Commonwealth Bank of Australia, 5.22%, 10/16/2024
(a)(b)
1,600,000 1,574,016
Credit Industriel et Commercial
5.28%, 1/09/2024
(a)(b)
1,000,000 984,518
5.35%, 2/06/2025
(a)(b)
1,300,000 1,256,282
DNB ASA, 5.56%, 4/11/2025
(a)(b)
2,000,000 1,917,874
Fairway Finance Co. LLC, 5.66% (1 Month SOFR + 0.12%), 11/14/2024
(a)(c)
1,000,000 1,000,038
HSBC Bank PLC, 6.01% (1 Month SOFR + 0.67%), 6/05/2025
(a)(c)
1,500,000 1,500,223
ING (U.S.) Funding LLC, 5.40%, 9/05/2024
(b)
500,000 494,840
Liberty Street Funding Corp., 5.53%, 9/23/2024
(a)(b)
1,000,000 986,967
LMA SA/LMA-Americas LLC, 5.61%, 1/28/2025
(a)(b)
1,200,000 1,162,210
Macqurie Bank Ltd., 5.29%, 9/16/2024
(a)(b)
2,000,000 1,975,615
Manhattan Asset Funding Co. LLC, 5.57%, 12/06/2024
(a)(b)
2,000,000 1,952,258
MetLife, 5.46% (1 Month SOFR + 0.12%), 8/16/2024
(a)(c)
1,500,000 1,500,047
National Bank, 5.47%, 4/01/2025
(b)
1,500,000 1,439,789
Natixis SA, 5.45%, 8/05/2024
(b)
2,000,000 1,988,776
Old Line Funding LLC
5.58%, 10/21/2024
(a)(b)
250,000 245,688
5.74% (1 Month SOFR + 0.40%), 1/27/2025
(a)(c)
1,200,000 1,200,060
Societe Generale SA, 5.59%, 4/11/2025
(b)
1,000,000 959,031
Standard Chartered Bank, 5.26%, 10/01/2024
(b)
1,500,000 1,478,694
Svenska Handelsbanken  AB, 6.02%, 9/18/2024
(b)
425,000 419,851
Swedbank AB
5.40%, 7/17/2024
(a)(b)
2,000,000 1,994,431
5.37%, 3/13/2025
(a)(b)
750,000 722,012
Toronto-Dominion Bank
5.90% (1 Month SOFR + 0.56%), 10/28/2024
(a)(c)
350,000 350,438
5.46%, 4/03/2025
(a)(b)
1,500,000 1,439,859
United Overseas Bank Ltd., 5.48% (1 Month SOFR + 0.15%), 9/30/2024
(a)(c)
2,000,000 2,000,392
Westpac Banking Corp.
5.79%, 11/14/2024
(a)(b)
500,000 489,842
5.41%, 3/31/2025
(a)(b)
1,500,000 1,440,984
Total Commercial Paper (cost $37,063,915) 37,048,998
Corporate Bonds – 43.3%
Auto Manufacturers – 5.1%
American Honda Finance Corp. , 1.30% , 9/09/2026 300,000 276,551
BMW US Capital LLC
5.74% (3 Month SOFRIX + 0.38%), 8/12/2024
(a)(c)
300,000 300,072
4.90%, 4/02/2027
(a)
600,000 598,064
General Motors Financial Co., Inc.
5.40%, 4/06/2026 250,000 249,564
6.71% (3 Month SOFRIX + 1.35%), 5/08/2027
(c)
350,000 352,893
Mercedes-Benz Finance North America LLC
5.20%, 8/03/2026
(a)
325,000 325,241
3.45%, 1/06/2027
(a)
325,000 312,766
PACCAR Financial Corp. , 3.55% , 8/11/2025 300,000 294,650
Toyota Motor Credit Corp.
5.67% (3 Month SOFR + 0.32%), 1/13/2025
(c)
300,000 300,081
6.01% (3 Month SOFR + 0.65%), 3/19/2027
(c)
750,000 753,281
3,763,163

4
Statement of Investments
(continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 43.3% (continued)
Banks – 22.7%
ANZ New Zealand Int'l Ltd. , 5.96% ( 3 Month SOFR + 0.60% ) , 2/18/2025
(a)(c)
300,000 300,466
Bank of America NA , 5.53% , 8/18/2026 300,000 302,188
Bank of Montreal
6.42% (3 Month SOFRIX + 1.06%), 6/07/2025
(c)
350,000 351,852
5.27%, 12/11/2026 325,000 324,597
Bank of Nova Scotia (The)
5.81% (3 Month SOFR + 0.46%), 1/10/2025
(c)
300,000 300,271
5.35%, 12/07/2026 750,000 751,144
Canadian Imperial Bank of Commerce
3.95%, 8/04/2025 275,000 270,403
6.59% (3 Month SOFR + 1.22%), 10/02/2026
(c)
375,000 379,333
Citigroup, Inc.
6.89% (3 Month SOFR + 1.53%), 3/17/2026
(c)
300,000 302,422
6.13% (3 Month SOFR + 0.77%), 6/09/2027
(c)
700,000 700,422
Commonwealth Bank of Australia , 6.11% ( 3 Month SOFR + 0.75% ) , 3/13/2026
(a)(c)
350,000 351,821
Goldman Sachs Group, Inc. (The) , 6.15% ( 3 Month SOFR + 0.79% ) , 12/09/2026
(c)
725,000 725,940
ING Groep NV , 3.95% , 3/29/2027 600,000 579,403
JPMorgan Chase & Co. , 6.68% ( 3 Month SOFR + 1.32% ) , 4/26/2026
(c)
300,000 302,555
JPMorgan Chase Bank NA , 5.11% , 12/08/2026 325,000 325,006
KeyBank NA , 4.70% , 1/26/2026 300,000 294,144
Manufacturers & Traders Trust Co. , 4.65% , 1/27/2026 300,000 294,641
Mitsubishi UFJ Financial Group, Inc. , 6.75% ( 3 Month SOFR + 1.39% ) , 9/12/2025
(c)
350,000 350,791
Morgan Stanley Bank NA , 6.52% ( 3 Month SOFR + 1.17% ) , 10/30/2026
(c)
500,000 506,897
National Australia Bank Ltd.
5.73% (3 Month SOFR + 0.38%), 1/12/2025
(a)(c)
300,000 300,199
1.89%, 1/12/2027
(a)
375,000 347,450
National Bank of Canada , 5.25% , 1/17/2025 300,000 299,234
Natwest Markets PLC , 6.26% ( 3 Month SOFR + 0.90% ) , 5/17/2027
(a)(c)
500,000 500,469
NatWest Markets PLC
5.89% (3 Month SOFR + 0.53%), 8/12/2024
(a)(c)
350,000 350,115
1.60%, 9/29/2026
(a)
225,000 206,688
PNC Financial Services Group, Inc. (The) , 2.60% , 7/23/2026 325,000 307,785
Royal Bank of Canada
Series G, 5.80% (3 Month SOFRIX + 0.44%), 1/21/2025
(c)
300,000 299,878
Series G, 6.31% (3 Month SOFRIX + 0.95%), 1/19/2027
(c)
650,000 655,338
Standard Chartered PLC , 7.11% ( 3 Month SOFR + 1.74% ) , 3/30/2026
(a)(c)
350,000 352,316
State Street Corp.
3.55%, 8/18/2025 98,000 96,150
5.27%, 8/03/2026 225,000 225,474
6.20% (3 Month SOFRIX + 0.85%), 8/03/2026
(c)
350,000 351,503
Sumitomo Mitsui Financial Group, Inc. , 1.40% , 9/17/2026 300,000 275,445
Sumitomo Mitsui Trust Bank Ltd.
5.80% (3 Month SOFR + 0.44%), 9/16/2024
(a)(c)
300,000 300,159
6.48% (3 Month SOFR + 1.12%), 3/09/2026
(a)(c)
300,000 303,106
5.65%, 9/14/2026
(a)
325,000 327,055
Toronto-Dominion Bank (The)
5.71% (3 Month SOFR + 0.35%), 9/10/2024
(c)
300,000 300,099
5.53%, 7/17/2026 200,000 200,749
US Bancorp
1.45%, 5/12/2025 1,600,000 1,545,619
Series V, 2.38%, 7/22/2026 325,000 306,766
Wells Fargo & Co. , 3.00% , 2/19/2025 300,000 295,194
Wells Fargo Bank NA , 5.55% , 8/01/2025 750,000 751,220
Westpac Banking Corp. , 5.66% ( 3 Month SOFR + 0.30% ) , 11/18/2024
(c)
300,000 300,106
16,912,413

5
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 43.3% (continued)
Computers – 0.4%
International Business Machines Corp. , 4.00% , 7/27/2025 300,000 295,799
295,799
Diversified Financial Services – 2.2%
American Express Co.
6.12% (3 Month SOFR + 0.76%), 2/13/2026
(c)
250,000 251,251
2.55%, 3/04/2027 750,000 701,162
Charles Schwab Corp. (The)
5.88% (3 Month SOFRIX + 0.52%), 5/13/2026
(c)
300,000 300,084
5.88%, 8/24/2026 350,000 354,125
1,606,622
Healthcare-Services – 0.9%
Roche Holdings, Inc. , 6.10% ( 3 Month SOFR + 0.74% ) , 11/13/2026
(a)(c)
650,000 654,914
654,914
Insurance – 0.4%
Prudential Financial, Inc. , 1.50% , 3/10/2026 300,000 282,262
282,262
Machinery-Construction & Mining – 1.0%
Caterpillar Financial Services Corp. , 5.88% ( 3 Month SOFR + 0.52% ) , 5/14/2027
(c)
750,000 752,508
752,508
Machinery-Diversified – 0.8%
John Deere Capital Corp.
4.80%, 1/09/2026 300,000 298,243
1.70%, 1/11/2027 350,000 322,867
621,110
Media – 0.9%
Comcast Corp. , 2.35% , 1/15/2027 750,000 702,371
702,371
Oil & Gas – 0.4%
BP Capital Markets America, Inc. , 3.41% , 2/11/2026 300,000 291,668
291,668
Pharmaceuticals – 2.4%
AbbVie, Inc. , 2.95% , 11/21/2026 350,000 333,703
Cigna Group (The) , 5.69% , 3/15/2026 650,000 650,035
CVS Health Corp. , 3.00% , 8/15/2026 300,000 285,933
Pfizer Investment Enterprises Pte Ltd. , 4.45% , 5/19/2026 250,000 246,894
Shire Acquisitions Investments Ireland DAC , 3.20% , 9/23/2026 300,000 287,764
1,804,329
Real Estate – 0.9%
Simon Property Group LP , 1.38% , 1/15/2027 725,000 661,765
661,765
Retail – 2.3%
Home Depot, Inc. (The) , 4.00% , 9/15/2025 750,000 739,340
Target Corp. , 1.95% , 1/15/2027 700,000 651,639
Walmart, Inc. , 3.90% , 9/09/2025 300,000 295,774
1,686,753
Semiconductors – 0.4%
Intel Corp. , 3.70% , 7/29/2025 300,000 294,941
294,941
Software – 0.8%
Oracle Corp. , 2.65% , 7/15/2026 300,000 284,387
Salesforce, Inc. , 0.63% , 7/15/2024 300,000 299,427
583,814

6
Statement of Investments
(continued)
See Notes to Fina ncial Statements
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 43.3% (continued)
Telecommunications – 1.7%
AT&T, Inc. , 4.25% , 3/01/2027 700,000 683,846
T-Mobile USA, Inc. , 3.75% , 4/15/2027 600,000 576,817
1,260,663
Total Corporate Bonds (cost $32,221,420) 32,175,095
U.S. Treasury Government Securities – 4.3%
U.S. Treasury Notes
3.13%, 8/15/2025 1,750,000 1,713,530
4.88%, 11/30/2025 1,500,000 1,498,506
Total U.S. Treasury Government Securities (cost $3,234,915) 3,212,036
Shares
Investment Companies – 2.0%
Registered Investment Companies – 2.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.27%
(d)(e)
(cost $1,494,113) 1,494,113 1,494,113
Total Investments (cost $74,101,038) 99.5% 74,015,638
Cash and Receivables (Net) 0.5% 368,065
Net Assets 100.0% 74,383,703
SOFR—Secured Overnight Financing Rate
SOFRIX—Secured Overnight Financing Rate Index
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, these securities were valued at $34,658,867 or 46.59% of net assets.
(b)
Security is a discount security. Income is recognized through the accretion of discount.
(c)
Variable rate security - rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(e)
The rate shown is the 1-day yield as of June 30, 2024.
Holdings and transactions in these affiliated companies during the period ended June 30, 2024 are as follows:
Description
Value ($)
6/30/23 Purchases ($)
1
Sales ($)
Value ($)
6/30/24
Dividends/
Distributions ($)
Investment Companies – 2.0%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares 39,339 75,033,420 (73,578,646) 1,494,113 97,699
Total – 2.0% 39,339 75,033,420 (73,578,646) 1,494,113 97,699

Includes reinvested dividends/distributions.

7
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2024
See Notes to Financial Statements
Cost Value
Assets ($):
Investments in securities—See Statement of Investments:
–
Unaffiliated issuers 72,606,925 72,521,525
Affiliated issuers 1,494,113 1,494,113
Interest receivable 371,339
Dividends receivable 4,031
74,391,008
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 3(b) 7,305
7,305
Net Assets ($) 74,383,703
Composition of Net Assets ($):
Paid-in capital 74,494,211
Total distributable earnings (loss) (110,508)
Net Assets ($) 74,383,703
Shares outstanding no par value (unlimited shares authorized): 1,500,001
Net asset value per share 49.59
Market price per share 49.58

8
STATEMENT OF OPERATIONS
Year Ended June 30, 2024
See Notes to Financial Statements
Investment Income ($):
Income:
Cash dividends:
Affiliated issuers 97,699
Interest 2,553,163
Total Income 2,650,862
Expenses:
Management fee—Note 3(a) 63,419
Total Expenses 63,419
Net Investment
Income
2,587,443
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments (16,315)
Net change in unrealized appreciation (depreciation) on investments 241,251
Net Realized and Unrealized Gain (Loss) on Investments 224,936
Net Increase (Decrease) in Net Assets Resulting from Operations 2,812,379

9
STATEMENT OF CHANGES IN NET ASSETS
See Notes to Financial Statements
Year Ended June 30,
2024 2023
Operations ($):
Net investment
income
2,587,443 887,148
Net realized gain (loss) on investments (16,315) (9,700)
Net change in unrealized appreciation (depreciation) on investments 241,251 117,584
Net Increase (Decrease) in Net Assets Resulting from Operations 2,812,379 995,032
Distributions ($):
Distributions to shareholders (2,459,830) (878,254)
Beneficial Interest Transactions ($):
Proceeds from shares sold 47,001,580 4,886,067
Cost of shares redeemed (2,473,521) (2,436,261)
Transaction fees—Note 5 4,948 732
Increase (Decrease) in Net Assets from Beneficial Interest Transactions 44,533,007 2,450,538
Total Increase (Decrease) in Net Assets 44,885,556 2,567,316
Net Assets ($):
Beginning of Period 29,498,147 26,930,831
End of Period 74,383,703 29,498,147
Changes in Shares Outstanding:
Shares sold 950,000 100,000
Shares redeemed (50,000) (50,000)
Net Increase (Decrease) in Shares Outstanding 900,000 50,000

10
FINANCIAL HIGHLIGHTS
The following table describes the performance for the fiscal periods indicated.
See Notes to Financial Statements
Year Ended June 30, For the Period from
August 11, 2021
(a)
to
June 30, 2022 2024 2023
Per Share Data ($):
Net asset value, beginning of period 49.16 48.97 50.00
Investment Operations:
Net investment income
(b)
2.41 1.56 0.17
Net realized and unrealized gain (loss) on investments 0.36 0.18 (0.94)
Total from Investment Operations 2.77 1.74 (0.77)
Distributions: – – –
Dividends from net investment income (2.34) (1.55) (0.27)
Transaction fees
(b)
0.00
(c)
0.00
(c)
0.01
Net asset value, end of period 49.59 49.16 48.97
Market price, end of period 49.58 49.15 48.96
Net Asset Value Total Return (%)
(d)
5.76 3.64 (1.54)
(e)
Market Price Total Return (%)
(d)
5.77 3.62 (1.55)
(e)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.12 0.12 0.12
(f)
Ratio of net investment income to average net assets 4.90 3.19 0.39
(f)
Portfolio Turnover Rate
(g)
42.44 20.55 43.10
Net Assets, end of period ($ x 1,000) 74,384 29,498 26,931
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Amount represents less than $0.01 per share.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)
The net asset value total return and the market price total return is calculated from fund inception. The inception date is the first date the fund was available on NYSE
Arca, Inc.
(f)
Annualized.
(g)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

11
NOTES TO FINANCIAL STATEMENTS
NOTE 1—Organization:
BNY Mellon Ultra Short Income ETF (the “fund”) is a separate diversified series of BNY Mellon ETF Trust (the “Trust”), which is registered as a Massachusetts business trust under the Investment Company Act of 1940, as amended (the “Act”), as an open-ended management investment company. The Trust operates as a series company currently consisting of thirteen series, including the fund. The investment objective of the fund is to seek high current income consistent with the maintenance of liquidity and low volatility of principal.
BNY Mellon ETF Investment Adviser, LLC (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation
(“BNY”), serves as the fund’s investment adviser. Dreyfus, a division of Mellon Investments Corporation (the “Sub-Adviser”), an
indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. The Bank of New York Mellon, a subsidiary of BNY and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. BNY Mellon
Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
The shares of the fund are referred to herein as “Shares” or “Fund Shares.” Fund Shares are listed and traded on NYSE Arca, Inc.
The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation
Unit”. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the fund. Individual
Fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative
U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment
Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within
Level 1 of the fair value hierarchy.

12
NOTES TO FINANCIAL STATEMENTS
(continued)
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following:
yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Each Service and independent valuation firm is engaged under the general oversight of the Board. Overnight and certain other short-term debt instruments (excluding U.S. Treasury Bills) will be valued by the amortized cost method, which approximates value, unless a Service provides a valuation for such security or, in the opinion of the Board or a committee or other persons designated by the
Board, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within
Level 3 of the fair value hierarchy.
The table below summarizes the inputs used as of June 30, 2024 in valuing the fund’s investments:
Fair Value Measurements
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
(c) Affiliated issuers: Investments in other investment companies advised by the Adviser or its affiliates are defined as “affiliated” under the Act.
(d) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Asset-Backed Securities — 85,396 — 85,396
Commercial Paper — 37,048,998 — 37,048,998
Corporate Bonds — 32,175,095 — 32,175,095
U.S. Treasury Government Securities — 3,212,036 — 3,212,036
Investment Companies 1,494,113 — — 1,494,113
†
See Statement of Investments for additional detailed categorizations, if any.

13
Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in redemption requests, including requests from Authorized Participants who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund’s share price and increase the fund’s liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.
Commercial Paper Risk: Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall.
Authorized Participants, Market Makers and Liquidity Providers Risk: The fund has a limited number of financial institutions that may act as Authorized Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid on a monthly basis. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers of a fund, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended June 30, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2024, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended June 30, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At June 30, 2024, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $318,928, accumulated capital losses $324,269, and unrealized depreciation $105,167.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to June 30, 2024. The fund has $119,472 of short-term capital losses and $204,797 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal years ended June 30, 2024 and June 30, 2023 were as follows:
ordinary income $2,459,830 and $878,254, respectively.

14
NOTES TO FINANCIAL STATEMENTS
(continued)
NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at an annual rate of 0.12% of the value of the fund’s average daily net assets and is payable monthly. The fund’s management agreement provides that the Adviser pays substantially all expenses of the fund, except for the management fees, payments under the fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business.
The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. During the period ended June 30,
2024, there was no reduction in expenses pursuant to the undertaking.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-
adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated or affiliated with the Adviser without obtaining shareholder approval. The Order also relieves the fund from disclosing the sub-advisory fee paid by the Adviser to a Sub-Adviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a Sub-Adviser that is a wholly-owned subsidiary (as defined in the 1940 Act) of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any Sub-Adviser and recommend the hiring, termination, and replacement of any Sub-Adviser to the Board.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of 0.06% of the value of the fund’s average daily net assets. The Adviser, and not the fund, pays the Sub-Adviser fee rate.
(b) The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the
Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon ETF Investment Adviser, LLC” in the Statement of Assets and Liabilities consist of:
management fee of $7,305.
(c) Each Board member serves as a Board member of each fund within the Trust. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the
Trust, including the fund.
NOTE 4—Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and in-kind transactions, during the period ended June 30, 2024, amounted to $27,821,141 and $11,531,328, respectively.
At June 30, 2024, the cost of investments for federal income tax purposes was $74,120,805; accordingly, accumulated net unrealized depreciation on investments for federal income tax purposes was $105,167, consisting of gross appreciation of $57,994 and gross depreciation of $163,161.
NOTE 5—Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants”
(typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit. Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation
Unit size for the fund may change. Authorized Participants will be notified of such change. Creation Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is in-kind, although this may be revised at any time without notice. The Trust issues and sells shares of the fund only: in Creation Units on a continuous basis through the Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any
Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement. Transactions in capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming

15
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. The
Adviser or its affiliates (the “Selling Shareholder”) may purchase Creation Units through a broker-dealer to “seed” (in whole or in part)
funds as they are launched or may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds when they were launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of such funds, the fund shares are being registered to permit the resale of these shares from time to time after purchase. The fund will not receive any of the proceeds from resale by the Selling Shareholders of these fund shares. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” on the Statement of Changes in Net Assets.
Seed Capital: As of June 30, 2024, MBC Investments Corporation, a wholly-owned subsidiary of BNY, held 499,001 shares of the fund.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. During the year ended June 30, 2024, the fund had no in-kind transactions.

16
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Trustees of BNY Mellon Ultra Short Income ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Ultra Short Income ETF (the “Fund”) (one
of the funds constituting BNY Mellon ETF Trust (the “Trust”)), including the statement of investments, as of June 30, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for the two years in the period then ended and the period from August 11, 2021
(commencement of operations) through June 30, 2022 and the related notes (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon ETF Trust) at June 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the two years in the period then ended and the period from August 11, 2021 (commencement of operations) through June 30, 2022, in conformity with U.S.
generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the
Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
August 19, 2024

17
IMPORTANT TAX INFORMATION
(Unaudited)
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended June 30, 2024:
For federal tax purposes the fund hereby reports 81.77% of ordinary income dividends paid during the fiscal year ended June 30, 2024 as qualifying interest related dividends.

18
BOARD MEMBERS INFORMATION
(Unaudited)
INDEPENDENT BOARD MEMBERS
J. Charles Cardona (68)
Chairman of the Board (2020)
Principal Occupation During Past 5 Years:
• BNY Mellon Family of Funds,  Interested Director  (2014 – 2018),  Independent Director  (2019 – Present)
• BNY Mellon Liquidity Funds, Director (2004 – Present) and Chairman (2019 – 2021) .
No. of Portfolios for which Board Member Serves: 35, including 22 managed by an affiliate of the Adviser
Kristen M. Dickey (64)
Board Member (2020)
Principal Occupation During Past 5 Years:
Independent board director of Marstone, Inc., a financial technology company (since 2018); Lead non-executive director for Aperture Investors,
LLC, an investment management firm (since 2018); Managing Director—Global Head of Index Strategy at BlackRock, Inc. (until 2017)
No. of Portfolios for which Board Member Serves: 13
F. Jack Liebau, Jr. (60)
Board Member (2020)
Principal Occupation During Past 5 Years:
Managing Director at Beach Investment Counsel, a financial advisory firm (since 2020)
Corporate director (since 2015)
Other Public Company Board Memberships During Past 5 Years:
Myers Industries, an industrial company, Director (2015 – Present); Chairman of Board (2016 – Present)
STRATTEC Security Corp., an automotive power and security solutions company, Director (2023 – Present); Chairman of Board (2024 – Present)
No. of Portfolios for which Board Member Serves: 13
Jill I. Mavro (52)
Board Member (2020)
Principal Occupation During Past 5 Years:
Managing director at Ecoban, LLC, a financial technology consulting company (since 2020)
Founder and Principal of Spoondrift Advisory, LLC (since 2018); Senior Managing Director, Head of Strategic Relationships and Member of
SPDR Executive Committee at State Street Global Advisors (until 2018)
No. of Portfolios for which Board Member Serves: 13
Kevin W. Quinn (65)
Board Member (2020)
Principal Occupation During Past 5 Years:
Partner at PricewaterhouseCoopers, LLC (until 2019)
No. of Portfolios for which Board Member Serves: 13
Stacy L. Schaus (64)
Board Member (2020)
Principal Occupation During Past 5 Years:
Chief Executive Officer of the Schaus Group LLC, a consulting firm (since 2019); Advisory board member of A&P Capital, a consulting firm
(from 2019-2021); Executive Vice President—Defined Contribution Practice Founder at PIMCO Investment Management (until 2018).
No. of Portfolios for which Board Member Serves: 13

19
OFFICERS OF THE TRUST
(Unaudited)
DAVID DIPETRILLO, President since February 2020.
Vice President and Director of BNYM Investment Adviser since
February 2021; Head of North America Distribution, BNY
Investments since February 2023; and Head of North America
Product, BNY Investments from January 2018 to February 2023.
He is an officer of 51 investment companies (comprised of 96 portfolios) managed by BNYM Investment Adviser or an affiliate of BNYM Investment Adviser. He is 46 years old and has been an employee of BNY since 2005.
PETER M. SULLIVAN, Chief Legal Officer since July 2021,
Vice President and Assistant Secretary since February
2020.
Chief Legal Officer of BNYM Investment Adviser and Associate
General Counsel of BNY since July 2021; Senior Managing Counsel of BNY from December 2020 to July 2021; and Managing Counsel of BNY from March 2009 to December 2020. He is an officer of
52 investment companies (comprised of 114 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 56 years old and has been an employee of BNY since April 2004.
JAMES WINDELS, Treasurer since February 2020.
Director of BNYM Investment Adviser since February 2023; Vice
President of BNYM Investment Adviser since September 2020; and
Director – BNY Mellon Fund Administration. He is an officer of
52 investment companies (comprised of 114 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 65 years old and has been an employee of BNYM Investment Adviser since April
1985.
SARAH S. KELLEHER, Vice President and Secretary
since February 2020.
Vice President of BNY Mellon ETF Investment Adviser, LLC
since February 2020; Senior Managing Counsel of BNY since
September 2021; and Managing Counsel of BNY from December
2017 to September 2021. She is an officer of 52 investment
companies (comprised of 114 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 48 years old and has been an employee of BNY since March 2013.
DEIRDRE CUNNANE, Vice President and Assistant
Secretary since February 2020.
Managing Counsel of BNY since December 2021; and Counsel of
BNY from August 2018 to December 2021; She is an officer of 52 investment companies (comprised of 114 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 34 years old and has been an employee of BNY since August 2013.
LISA M. KING, Vice President and Assistant Secretary
since May 2024.
Counsel of BNY since June 2023; and Regulatory Administration
Group Manager at BNY Mellon Asset Servicing from February
2016 to June 2023. She is an officer of 52 investment companies
(comprised of 114 portfolios) managed by BNYM Investment
Adviser or an affiliate of BNYM Investment Adviser. She is 56 years old and has been an employee of BNY since February 2016.
JEFF PRUSNOFSKY, Vice President and Assistant
Secretary since February 2020.
Senior Managing Counsel of BNY. He is an officer of 52
investment companies (comprised of 114 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 59 years old and has been an employee of BNYM Investment Adviser since October
1990.
AMANDA QUINN, Vice President and Assistant Secretary
since February 2020.
Managing Counsel of BNY since March 2024; Counsel of BNY
from June 2019 to February 2024; and Regulatory Administration
Manager at BNY Investments Services from September 2018 to
May 2019. She is an officer of 52 investment companies (comprised of 114 portfolios) managed by the Adviser or an affiliate of the
Adviser. She is 39 years old and has been an employee of BNY since June 2012.
JOANNE SKERRETT, Vice President and Assistant
Secretary since March 2023.
Managing Counsel of BNY since June 2022; and Senior Counsel
with the Mutual Fund Directors Forum, a leading funds industry organization, from 2016 to June 2022. She is an officer of 52 investment companies (comprised of 114 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 52 years old and has been an employee of BNYM Investment Adviser since June
2022.
DANIEL GOLDSTEIN, Vice President since March 2022
Head of Product Development of North America Distribution,
BNY Investments since January 2018; Executive Vice President of North America Product, BNY Investments since April 2023;
and Senior Vice President, Development & Oversight of North
America Product, BNY Investments from 2010 to March 2023.
He is an officer of 51 investment companies (comprised of 96 portfolios) managed by the Adviser or an affiliate of the Adviser.
He is 55 years old and has been an employee of the Distributor since 1991.
JOSEPH MARTELLA, Vice President since March 2022
Vice President of BNYM Investment Adviser since December
2022; Head of Product Management of North America
Distribution, BNY Investments since January 2018; Executive Vice
President of North America Product, BNY Investments since
April 2023, and Senior Vice President of North America Product,
BNY Investments from 2010 to March 2023. He is an officer of
51 investment companies (comprised of 96 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 47 years old and has been an employee of the Distributor since 1999.
ROBERTO G. MAZZEO, Assistant Treasurer since May
2024.
Financial Reporting Manager – BNY Mellon Fund Administration.
He is an officer of 52 investment companies (comprised of 114 portfolios) managed by BNYM Investment Adviser or an affiliate of BNYM Investment Adviser. He is 43 years old and has been an employee of BNYM Investment Adviser since October 2006.
GAVIN C. REILLY, Assistant Treasurer since February
2020.
Tax Manager-BNY Mellon Fund Administration. He is an officer of 52 investment companies (comprised of 114 portfolios)
managed by the Adviser or an affiliate of the Adviser.  He is 55 years old and has been an employee of BNYM Investment Adviser since April 1991.
ROBERT SALVIOLO, Assistant Treasurer since February
2020.
Senior Accounting Manager – BNY Mellon Fund Administration.
He is an officer of 52 investment companies (comprised of
114 portfolios) managed by the Adviser or an affiliate of the
Adviser. He is 57 years old and has been an employee of BNYM
Investment Adviser since June 1989.

20
OFFICERS OF THE TRUST (Unaudited)
(continued)
ROBERT SVAGNA, Assistant Treasurer since February
2020.
Senior Accounting Manager – BNY Mellon Fund Administration.
He is an officer of 52 investment companies (comprised of
114 portfolios) managed by the Adviser or an affiliate of the
Adviser. He is 57 years old and has been an employee of BNYM
Investment Adviser since November 1990.
JOHN SQUILLACE, Chief Compliance Officer since May
2024.
Chief Compliance Officer since May 2024 of BNY Mellon ETF
Investment Adviser, LLC and BNY Mellon ETF Trust; Chief
Compliance Officer of BNY Mellon Securities Corporation’s
investment advisory business since January 2016; and Chief
Compliance Officer of BNYMIA since July 2012. He is an officer of 1 investment company (comprised of 13 portfolios) managed by
BNY Mellon ETF Investment Adviser. He is 65 years old and has been an employee of BNY Mellon since December 2010.
CARIDAD M. CAROSELLA, Anti-Money Laundering
Compliance Officer since February 2020.
Anti-Money Laundering Compliance Officer of the BNY Mellon
Family of Funds and BNY Mellon Funds Trust. She is an officer of
45 investment companies (comprised of 107 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 55 years old and has been an employee of the Distributor since 1997.

21
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
N/A

22
Item 9. Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
N/A

23
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies
(Unaudited)
Each member of the Board serves as a Board member of each fund within the Registrant. The Board members are not compensated directly by the Registrant. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Registrant.

24
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
(Unaudited)
At a meeting held on February 23, 2024 (the “February Meeting”) and a meeting held on May 7, 2024 (the “May Meeting,” and together with the February Meeting, the “Meetings”), the Board of Trustees of the Trust (the “Board”), all the members of which are not
“interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended, evaluated (i) proposals to continue the Management Agreement between the Trust and BNY Mellon ETF Investment Adviser, LLC (the “Adviser”) with respect to the
BNY Mellon Ultra Short Income ETF (the “fund”); and (ii) proposals to continue the Sub-Investment Advisory Agreement between the
Adviser and Mellon Investments Corporation (the “Sub-Adviser”), an affiliate of the Adviser, pursuant to which Dreyfus, a division of the
Sub-Adviser, provides day-to-day management of the fund’s investments (each of the Management Agreement and the Sub-Investment
Advisory Agreement, an “Agreement,” and together, the “Agreements”). At each Meeting, the Trustees also met separately to consider the
Agreements and were advised by legal counsel throughout the process.
In connection with each Meeting, to evaluate the Agreements, the Board requested, and the Adviser and the Sub-Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In addition, the Board considered information it reviewed at other Board and Board committee meetings. In deciding whether to approve the Agreements, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser and Sub-Adviser under each respective Agreement,
(ii) investment performance of the fund, (iii) profits realized by the Adviser and its affiliates from its relationship with the fund, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, Sub-Adviser and/or their affiliates, and (vi) extent to which economies of scale would be shared as the fund grows. The Board considered the Agreements for the fund and the engagement of the Adviser and the
Sub-Adviser separately.
The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (i) comparing the fund’s performance with the performance of a group of other actively-
managed ultrashort bond exchange traded funds (“ETFs”) (the “Performance Group”) and with a broader group of retail and institutional ultrashort bond funds and ETFs (the “Performance Universe”) for the periods ended December 31, 2023; and (ii) comparing the fund’s contractual management fees and total expenses with a group of other actively-managed ultrashort bond ETFs (the “Expense Group”)
and, with respect to total expenses, with a broader group of actively-managed ultrashort bond ETFs (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. In addition, at the May Meeting, the Board also reviewed reports that included information comparing the fund’s performance with the performance of its Performance Universe for the periods ended March 31, 2024.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser and the Sub-Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the fund and the materials provided prior to and at each Meeting. The
Board reviewed the Agreements and the Adviser’s and the Sub-Adviser’s responsibilities for managing investment operations of the fund in accordance with the fund’s investment objective and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the fund as an exchange-traded fund and considered the background and experience of the Adviser’s and the Sub-Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the funds. The
Board also considered the portfolio management resources, structures and practices of the Adviser and the Sub-Adviser, including those associated with monitoring and ensuring the fund’s compliance with its investment objective and policies and with applicable laws and regulations. The Board further considered information about the Sub-Adviser’s best execution procedures as well as the Adviser’s and the Sub-Adviser’s overall investment management business. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates, including the Sub-Adviser. With respect to the Sub-Adviser, the Board also considered the
Adviser’s favorable assessment of the nature and quality of the services provided by the Sub-Adviser.
Investment Performance
The Board reviewed the results of the fund’s performance comparisons and considered that the fund’s total return performance was above the Performance Group median for the one-year period ended December 31, 2023, below the Performance Group median for the two-year period ended December 31, 2023, and below the Performance Universe median for the one-year and two-year periods ended
December 31, 2023. At the May Meeting, the Board also considered that the fund’s total return performance was below the Performance
Universe average for the one-year period and since inception (August 9, 2021) period ended March 31, 2024. With respect to each period of underperformance, the Board noted the fund’s performance was not significantly below the respective median or average. Representatives of the Adviser indicated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the fund to the Adviser and its affiliates. The Board had the opportunity to discuss with representatives of the Adviser the process and methodology used to calculate profitability.

25
Fees Charged to Comparable Funds
The Board evaluated the fund’s unitary fee through review of comparative information with respect to fees paid by similar funds - i.e., other actively-managed ultrashort bond ETFs. The Board explored with management the differences between the fund’s fee and fees paid by similar funds. The Board noted the fund’s contractual management fee was below the Expense Group median and the fund’s total expenses were below the Expense Group median and the Expense Universe median total expenses.
The Board considered the fee paid to the Sub-Adviser in relation to the fee paid to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser and not the fund.
Other Benefits
The Board also considered whether the Adviser, the Sub-Adviser or their affiliates benefited in other ways from their relationship with the funds, noting that neither the Adviser nor the Sub-Adviser maintains soft-dollar arrangements in connection with the fund’s brokerage transactions. The Board noted The Bank of New York Mellon Corporation may derive certain benefits from an incremental growth in its businesses that may possibly result from the availability of the fund to clients.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as the fund’s assets grow in size. The
Board noted that the advisory fee rate for the fund did not provide for breakpoints as assets of the fund increases. The Adviser asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the fund grows in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the
Board approved the continuation of the Agreements for the fund at each Meeting. In approving the continuance of the Agreements, the
Board found that the terms of the Agreements are fair and reasonable and that the continuance of the Agreements is in the best interests of the fund and its shareholders.

© 2024 BNY Mellon Securities Corporation
Code-4862NCSRAR0624

BNY Mellon ETF Trust
ANNUAL FINANCIALS AND OTHER INFORMATION
June 30, 2024
BNY Mellon Responsible Horizons Corporate Bond ETF: RHCB
Principal U.S. Listing Exchange: NYSE Arca, Inc.
IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information.
Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.
Item 7. Financial Statements and Financial Highlights for Open-End Management
Investment Companies 3
Statement of Investments 3
Statement of Assets and Liabilities 12
Statement of Operations 13
Statement of Changes in Net Assets 14
Financial Highlights 15
Notes to Financial Statements 16
Report of Independent Registered Public Accounting Firm 24
Important Tax Information 25
Board Members Information 26
Officers of the Trust 27
Item 8. Changes in and Disagreements with Accountants for Open-End Management
Investment Companies 29
Item 9. Proxy Disclosures for Open-End Management
Investment Companies 30
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End
Investment Companies 31
Item 11. Statement Regarding Basis for Approval of Investment
Advisory Contracts 32
Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www. im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.
The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

BNY Mellon Responsible Horizons Corporate Bond ETF
Statement of Investments
June 30, 2024
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
Description
Principal
Amount ($)
(a)
Value ($)
Corporate Bonds – 97.2%
Airlines – 0.3%
Delta Air Lines, Inc. / SkyMiles IP Ltd. , 4.75% , 10/20/2028
(b)
80,000 77,944
77,944
Auto Manufacturers – 3.1%
Ford Motor Co.
3.25%, 2/12/2032 75,000 62,021
6.10%, 8/19/2032 110,000 109,918
General Motors Co. , 5.95% , 4/01/2049 79,000 76,728
General Motors Financial Co., Inc. , 6.10% , 1/07/2034 142,000 143,600
Mercedes-Benz Finance North America LLC , 1.45% , 3/02/2026
(b)
150,000 141,023
Stellantis Finance U.S., Inc. , 2.69% , 9/15/2031
(b)
200,000 165,403
698,693
Banks – 23.3%
Bank of America Corp.
3.82%, 1/20/2028 165,000 159,072
5.20%, 4/25/2029 113,000 112,849
3.19%, 7/23/2030 200,000 181,662
2.57%, 10/20/2032 134,000 111,114
5.29%, 4/25/2034 65,000 64,356
Bank of Nova Scotia (The) , 4.85% , 2/01/2030 108,000 106,312
Canadian Imperial Bank of Commerce , 5.00% , 4/28/2028 100,000 99,312
Citigroup, Inc.
3.11%, 4/08/2026 125,000 122,488
3.98%, 3/20/2030 195,000 184,125
6.17%, 5/25/2034 54,000 54,946
5.45%, 6/11/2035 55,000 54,590
Citizens Financial Group, Inc. , 5.64% , 5/21/2037 80,000 74,272
Cooperatieve Rabobank UA , 1.00% , 9/24/2026
(b)
250,000 236,449
Credit Agricole SA , 6.32% , 10/03/2029
(b)
250,000 256,864
Goldman Sachs Group, Inc. (The)
1.09%, 12/09/2026 150,000 140,270
2.64%, 2/24/2028 60,000 55,974
4.41%, 4/23/2039 220,000 194,663
HSBC Holdings PLC , 6.33% , 3/09/2044 200,000 209,356
Industrial Bank of Korea , 5.38% , 10/04/2028
(b)
200,000 203,826
ING Groep NV , 5.55% , 3/19/2035 200,000 197,548
JPMorgan Chase & Co.
5.01%, 1/23/2030 150,000 148,880
5.77%, 4/22/2035 112,000 114,956
3.88%, 7/24/2038 170,000 145,833
Morgan Stanley
4.68%, 7/17/2026 130,000 128,754
1.93%, 4/28/2032 250,000 200,955
5.95%, 1/19/2038 38,000 37,800
5.94%, 2/07/2039 80,000 79,160
PNC Financial Services Group, Inc. (The)
4.76%, 1/26/2027 115,000 113,635
5.49%, 5/14/2030 125,000 125,724
4.63%, 6/06/2033 95,000 87,990
Royal Bank of Canada , 7.50% , 5/02/2084 200,000 206,763
Societe Generale SA , 6.07% , 1/19/2035
(b)
200,000 198,138
State Street Corp. , Series I , 6.70%
(c)
63,000 63,533
Toronto-Dominion Bank (The)
5.26%, 12/11/2026 20,000 19,999
7.25%, 7/31/2084 200,000 200,000

Statement of Investments
(continued)
Description
Principal
Amount ($)
(a)
Value ($)
Corporate Bonds – 97.2% (continued)
Banks – 23.3% (continued)
Truist Financial Corp.
6.05%, 6/08/2027 14,000 14,104
7.16%, 10/30/2029 66,000 70,100
5.87%, 6/08/2034 10,000 10,081
5.71%, 1/24/2035 19,000 18,926
UBS Group AG , 6.30% , 9/22/2034
(b)
200,000 208,086
US Bancorp
6.79%, 10/26/2027 102,000 105,048
5.78%, 6/12/2029 86,000 87,325
5.68%, 1/23/2035 46,000 46,194
Westpac Banking Corp. , 2.67% , 11/15/2035 50,000 41,342
5,293,374
Beverages – 2.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. , 4.90% , 2/01/2046
(d)
100,000 92,255
Anheuser-Busch InBev Worldwide, Inc.
4.60%, 4/15/2048 15,000 13,280
5.55%, 1/23/2049 50,000 50,412
Coca-Cola Co. (The) , 3.50% , 5/14/2044 EUR 100,000 103,427
Diageo Capital PLC , 5.63% , 10/05/2033 200,000 207,719
467,093
Biotechnology – 1.5%
Amgen, Inc.
1.65%, 8/15/2028 75,000 65,634
5.25%, 3/02/2030 33,000 33,252
5.60%, 3/02/2043 33,000 32,544
4.66%, 6/15/2051 100,000 85,528
4.88%, 3/01/2053 22,000 19,388
5.65%, 3/02/2053 31,000 30,552
Gilead Sciences, Inc. , 5.55% , 10/15/2053 23,000 22,981
Illumina, Inc. , 5.75% , 12/13/2027 61,000 61,584
351,463
Building Materials – 1.7%
Builders FirstSource , Inc.
6.38%, 6/15/2032
(b)
18,000 18,045
6.38%, 3/01/2034
(b)
26,000 25,773
Carrier Global Corp.
2.72%, 2/15/2030 150,000 132,569
5.90%, 3/15/2034 10,000 10,442
Johnson Controls International PLC / Tyco Fire & Security Finance SCA , 4.90% , 12/01/2032 94,000 91,725
Trane Technologies Financing Ltd.
5.25%, 3/03/2033 100,000 100,783
5.10%, 6/13/2034 14,000 13,958
393,295
Chemicals – 2.7%
Braskem Netherlands Finance BV , 4.50% , 1/31/2030
(b)
200,000 169,254
Dow Chemical Co. (The) , 6.30% , 3/15/2033
(d)
33,000 34,841
LYB International Finance III LLC , 5.50% , 3/01/2034 200,000 197,969
Nutrien Ltd.
4.00%, 12/15/2026 200,000 193,597
4.90%, 3/27/2028 12,000 11,864
607,525

Description
Principal
Amount ($)
(a)
Value ($)
Corporate Bonds – 97.2% (continued)
Commercial Services – 2.3%
Ashtead Capital, Inc. , 4.25% , 11/01/2029
(b)
200,000 187,678
ERAC USA Finance LLC
3.80%, 11/01/2025
(b)
125,000 122,295
4.90%, 5/01/2033
(b)
77,000 74,972
Herc Holdings, Inc. , 6.63% , 6/15/2029
(b)
45,000 45,664
United Rentals North America, Inc. , 5.25% , 1/15/2030 50,000 48,495
Williams Scotsman, Inc. , 6.63% , 6/15/2029
(b)
34,000 34,299
513,403
Computers – 2.1%
Dell International LLC / EMC Corp.
3.38%, 12/15/2041 80,000 58,562
3.45%, 12/15/2051 26,000 17,634
IBM International Capital Pte Ltd.
4.75%, 2/05/2031 200,000 196,032
5.25%, 2/05/2044 200,000 189,732
Kyndryl Holdings, Inc. , 4.10% , 10/15/2041 27,000 20,476
482,436
Diversified Financial Services – 3.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust , 3.85% , 10/29/2041 150,000 117,415
Air Lease Corp. , 2.10% , 9/01/2028 135,000 118,613
Ally Financial, Inc. , 8.00% , 11/01/2031 42,000 46,377
Capital One Financial Corp. , 2.36% , 7/29/2032 79,000 61,750
Discover Financial Services , 6.70% , 11/29/2032
(d)
61,000 63,684
Intercontinental Exchange, Inc.
4.60%, 3/15/2033 80,000 76,480
4.95%, 6/15/2052
(d)
24,000 21,811
LSEGA Financing PLC , 1.38% , 4/06/2026
(b)
200,000 186,633
NASDAQ, Inc. , 5.95% , 8/15/2053 27,000 27,310
720,073
Electric – 8.3%
Avangrid , Inc. , 3.20% , 4/15/2025 130,000 127,314
Commonwealth Edison Co. , 5.65% , 6/01/2054 175,000 174,130
Consolidated Edison Co. of New York, Inc.
Series 05-A, 5.30%, 3/01/2035 135,000 134,101
Series A, 4.13%, 5/15/2049 100,000 79,152
Constellation Energy Generation LLC
6.50%, 10/01/2053 70,000 74,372
5.75%, 3/15/2054 17,000 16,490
Electricite de France SA , 9.13%
(b)(c)
200,000 218,020
ENEL Finance America LLC , 7.10% , 10/14/2027
(b)
200,000 210,128
ENEL Finance International NV , 5.00% , 6/15/2032
(b)
200,000 190,136
Eversource Energy
Series R, 1.65%, 8/15/2030 110,000 88,765
5.50%, 1/01/2034 26,000 25,522
Exelon Corp. , 4.05% , 4/15/2030 120,000 112,675
New England Power Co. , 5.94% , 11/25/2052
(b)
71,000 71,675
New York State Electric & Gas Corp. , 5.85% , 8/15/2033
(b)
95,000 96,595
Public Service Electric & Gas Co.
4.65%, 3/15/2033 80,000 77,179
5.13%, 3/15/2053 44,000 41,774
5.45%, 8/01/2053 125,000 123,613
Public Service Enterprise Group, Inc. , 6.13% , 10/15/2033 32,000 33,279
1,894,920

Statement of Investments
(continued)
Description
Principal
Amount ($)
(a)
Value ($)
Corporate Bonds – 97.2% (continued)
Entertainment – 0.6%
WarnerMedia Holdings, Inc.
4.05%, 3/15/2029 100,000 92,373
5.39%, 3/15/2062 50,000 39,053
131,426
Environmental Control – 0.2%
GFL Environmental, Inc. , 6.75% , 1/15/2031
(b)
35,000 35,750
35,750
Food – 2.7%
Bimbo Bakeries USA, Inc. , 5.38% , 1/09/2036
(b)
200,000 195,040
General Mills, Inc. , 4.95% , 3/29/2033 134,000 130,589
J.M. Smucker Co. (The)
5.90%, 11/15/2028 30,000 30,911
4.25%, 3/15/2035 50,000 44,835
6.50%, 11/15/2043 18,000 18,960
6.50%, 11/15/2053 17,000 18,286
Kraft Heinz Foods Co.
5.20%, 7/15/2045
(d)
55,000 50,480
5.50%, 6/01/2050 56,000 53,629
SYSCO Corp. , 4.50% , 4/01/2046 65,000 55,024
US Foods, Inc. , 6.88% , 9/15/2028
(b)
24,000 24,568
622,322
Forest Products & Paper – 0.2%
Suzano Austria GmbH , 3.75% , 1/15/2031 59,000 51,443
51,443
Gas – 0.9%
Atmos Energy Corp. , 5.50% , 6/15/2041 55,000 54,802
Boston Gas Co. , 6.12% , 7/20/2053
(b)
150,000 148,880
203,682
Healthcare-Products – 1.4%
Alcon Finance Corp. , 5.38% , 12/06/2032
(b)
200,000 200,501
Thermo Fisher Scientific, Inc. , 1.50% , 10/01/2039 EUR 100,000 78,675
Zimmer Biomet Holdings, Inc. , 5.35% , 12/01/2028 28,000 28,177
307,353
Healthcare-Services – 1.6%
HCA, Inc.
5.25%, 6/15/2026 150,000 149,411
5.45%, 4/01/2031 40,000 39,982
4.63%, 3/15/2052 55,000 44,432
UnitedHealth Group, Inc.
3.05%, 5/15/2041 50,000 36,927
5.88%, 2/15/2053 25,000 25,982
4.95%, 5/15/2062 29,000 25,827
6.05%, 2/15/2063 42,000 44,234
366,795
Home Builders – 0.1%
KB Home , 4.00% , 6/15/2031 28,000 24,768
24,768

Description
Principal
Amount ($)
(a)
Value ($)
Corporate Bonds – 97.2% (continued)
Insurance – 4.1%
Allianz SE , 6.35% , 9/06/2053
(b)
200,000 206,350
Allstate Corp. (The) , 3.85% , 8/10/2049
(d)
50,000 37,782
Corebridge Financial, Inc. , 5.75% , 1/15/2034 34,000 34,246
Corebridge Global Funding , 5.20% , 1/12/2029
(b)
115,000 114,513
Liberty Mutual Group, Inc. , 4.30% , 2/01/2061
(b)
54,000 33,665
Lincoln National Corp. , 5.85% , 3/15/2034 52,000 51,964
Marsh & McLennan Cos., Inc. , 5.45% , 3/15/2053 85,000 82,821
MetLife, Inc.
6.40%, 12/15/2036 100,000 101,364
5.00%, 7/15/2052 8,000 7,296
Metropolitan Life Global Funding I , 1.55% , 1/07/2031
(b)
150,000 119,628
Prudential Financial, Inc. , 3.70% , 3/13/2051 85,000 61,705
XL Group Ltd. , 5.25% , 12/15/2043 75,000 69,435
920,769
Leisure Time – 0.1%
Royal Caribbean Cruises Ltd. , 6.25% , 3/15/2032
(b)
28,000 28,253
28,253
Lodging – 0.5%
Marriott International, Inc.
5.00%, 10/15/2027 38,000 37,913
Series HH, 2.85%, 4/15/2031 90,000 77,112
115,025
Machinery-Diversified – 0.3%
AGCO Corp. , 5.80% , 3/21/2034 78,000 77,738
77,738
Media – 1.7%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
6.48%, 10/23/2045 60,000 54,857
5.25%, 4/01/2053 74,000 58,113
4.40%, 12/01/2061 50,000 32,651
Comcast Corp. , 2.94% , 11/01/2056 150,000 90,559
Fox Corp. , 5.58% , 1/25/2049 56,000 51,462
Paramount Global , 6.38% , 3/30/2062 40,000 35,363
Walt Disney Co. (The) , 3.50% , 5/13/2040 68,000 54,286
377,291
Mining – 0.1%
Newmont Corp. / Newcrest Finance Pty Ltd. , 5.35% , 3/15/2034
(b)
32,000 31,963
31,963
Miscellaneous Manufacturing – 0.2%
Hillenbrand, Inc. , 6.25% , 2/15/2029 38,000 38,230
38,230
Oil & Gas – 3.9%
AKER BP ASA
5.60%, 6/13/2028
(b)
300,000 302,785
3.10%, 7/15/2031
(b)
200,000 170,388
BP Capital Markets America, Inc. , 3.00% , 2/24/2050 65,000 42,336
ENI SpA , 5.95% , 5/15/2054
(b)
200,000 196,571
Parkland Corp. , 4.50% , 10/01/2029
(b)
50,000 45,807
TotalEnergies Capital International SA , 3.13% , 5/29/2050 90,000 60,731
TotalEnergies Capital SA
3.88%, 10/11/2028 60,000 57,612
5.49%, 4/05/2054 21,000 20,724
896,954

Statement of Investments
(continued)
Description
Principal
Amount ($)
(a)
Value ($)
Corporate Bonds – 97.2% (continued)
Oil & Gas Services – 1.1%
Schlumberger Holdings Corp.
4.30%, 5/01/2029
(b)
200,000 193,211
5.00%, 11/15/2029
(b)
49,000 48,649
241,860
Packaging & Containers – 2.0%
Ball Corp. , 6.00% , 6/15/2029 27,000 27,179
Berry Global, Inc. , 5.50% , 4/15/2028 200,000 199,678
Sealed Air Corp. , 6.50% , 7/15/2032
(b)
33,000 32,842
Smurfit Kappa Treasury ULC , 5.44% , 4/03/2034
(b)
200,000 198,368
458,067
Pharmaceuticals – 6.0%
AbbVie, Inc.
4.95%, 3/15/2031 15,000 14,966
4.05%, 11/21/2039 100,000 86,907
AstraZeneca Finance LLC , 2.25% , 5/28/2031 150,000 126,708
Bristol-Myers Squibb Co.
5.10%, 2/22/2031 70,000 70,288
4.25%, 10/26/2049 35,000 28,511
6.25%, 11/15/2053 22,000 23,645
5.55%, 2/22/2054 7,000 6,906
6.40%, 11/15/2063 14,000 15,212
Cigna Group (The) , 5.60% , 2/15/2054 26,000 24,980
Eli Lilly & Co. , 4.70% , 2/27/2033 45,000 44,245
Pfizer Investment Enterprises Pte Ltd.
5.11%, 5/19/2043 57,000 54,227
5.30%, 5/19/2053 86,000 83,009
5.34%, 5/19/2063 87,000 82,185
Pfizer, Inc. , 2.63% , 4/01/2030 120,000 106,493
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/2028 200,000 198,569
5.30%, 7/05/2034 400,000 397,578
1,364,429
Pipelines – 1.3%
Enbridge, Inc.
6.20%, 11/15/2030 26,000 27,309
5.50%, 7/15/2077 60,000 56,631
Galaxy Pipeline Assets Bidco Ltd. , 2.16% , 3/31/2034
(b)
162,080 139,156
Williams Cos., Inc. (The) , 5.75% , 6/24/2044 80,000 78,414
301,510
Real Estate – 5.3%
Agree LP
2.90%, 10/01/2030 150,000 129,395
5.63%, 6/15/2034 10,000 9,902
Alexandria Real Estate Equities, Inc. , 1.88% , 2/01/2033 167,000 125,707
American Homes 4 Rent LP
5.50%, 2/01/2034 175,000 172,154
4.30%, 4/15/2052 34,000 26,398

Description
Principal
Amount ($)
(a)
Value ($)
Corporate Bonds – 97.2% (continued)
Real Estate – 5.3% (continued)
Boston Properties LP , 2.75% , 10/01/2026 100,000 93,349
Crown Castle, Inc. , 3.80% , 2/15/2028 100,000 94,784
Equinix , Inc. , 1.00% , 9/15/2025 100,000 94,700
Iron Mountain Information Management Services, Inc. , 5.00% , 7/15/2032
(b)
50,000 45,714
Kite Realty Group LP , 5.50% , 3/01/2034 10,000 9,784
Kite Realty Group Trust , 4.00% , 3/15/2025 50,000 49,260
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer , 7.00% , 2/01/2030
(b)
28,000 28,357
Phillips Edison Grocery Center Operating Partnership I LP , 5.75% , 7/15/2034 12,000 11,858
ProLogis Euro Finance LLC , 1.50% , 9/10/2049 EUR 100,000 61,349
Regency Centers LP , 5.25% , 1/15/2034 36,000 35,078
Rexford Industrial Realty LP , 5.00% , 6/15/2028 126,000 124,676
Ventas Realty LP , 5.63% , 7/01/2034 84,000 83,304
1,195,769
Retail – 2.6%
7-Eleven, Inc. , 2.50% , 2/10/2041
(b)
100,000 65,376
AutoZone, Inc. , 4.50% , 2/01/2028 98,000 95,870
Home Depot, Inc. (The)
5.30%, 6/25/2054 24,000 23,450
3.50%, 9/15/2056 150,000 106,444
Lowe's Cos., Inc.
2.80%, 9/15/2041 100,000 68,686
4.25%, 4/01/2052 6,000 4,719
5.63%, 4/15/2053 47,000 45,543
4.45%, 4/01/2062 37,000 28,791
Macy's Retail Holdings LLC , 5.88% , 3/15/2030
(b)
31,000 29,758
McDonald's Corp. , 4.88% , 12/09/2045 54,000 48,582
Starbucks Corp. , 5.00% , 2/15/2034 78,000 76,182
593,401
Semiconductors – 1.7%
Advanced Micro Devices, Inc. , 4.39% , 6/01/2052 46,000 38,939
Intel Corp.
5.20%, 2/10/2033 37,000 36,960
5.63%, 2/10/2043 30,000 29,733
5.70%, 2/10/2053 53,000 52,134
Micron Technology, Inc. , 2.70% , 4/15/2032 134,000 111,006
NXP BV / NXP Funding LLC / NXP USA, Inc. , 3.25% , 5/11/2041 120,000 87,590
Texas Instruments, Inc. , 5.05% , 5/18/2063 31,000 28,832
385,194
Software – 2.0%
Fidelity National Information Services, Inc. , 1.15% , 3/01/2026 130,000 121,165
Fiserv, Inc. , 5.45% , 3/15/2034 115,000 114,331
Microsoft Corp. , 2.68% , 6/01/2060 100,000 61,112
Oracle Corp.
4.65%, 5/06/2030 49,000 48,033
3.65%, 3/25/2041 100,000 76,578
4.00%, 7/15/2046 50,000 38,168
459,387
Telecommunications – 3.6%
AT&T, Inc.
2.55%, 12/01/2033 200,000 159,093
3.50%, 6/01/2041 100,000 76,448
3.55%, 9/15/2055 50,000 33,738
Rogers Communications, Inc.
4.50%, 3/15/2042 80,000 67,800
4.55%, 3/15/2052 62,000 50,652

Statement of Investments
(continued)
Description
Principal
Amount ($)
(a)
Value ($)
Corporate Bonds – 97.2% (continued)
Telecommunications – 3.6% (continued)
T-Mobile USA, Inc.
3.50%, 4/15/2031 150,000 134,937
3.30%, 2/15/2051 75,000 50,676
Verizon Communications, Inc.
1.50%, 9/18/2030 100,000 81,634
2.85%, 9/03/2041 60,000 42,066
3.88%, 3/01/2052 100,000 75,921
5.50%, 2/23/2054 34,000 33,307
806,272
Transportation – 1.7%
Canadian National Railway Co. , 4.40% , 8/05/2052 23,000 19,795
Canadian Pacific Railway Co. , 1.75% , 12/02/2026 50,000 46,143
CSX Corp. , 3.95% , 5/01/2050 90,000 70,946
FedEx Corp. , 4.75% , 11/15/2045 84,000 72,509
Ryder System, Inc. , 5.65% , 3/01/2028 80,000 81,215
Union Pacific Corp. , 4.95% , 9/09/2052 58,000 54,262
XPO, Inc.
6.25%, 6/01/2028
(b)
30,000 30,146
7.13%, 2/01/2032
(b)
5,000 5,130
380,146
Trucking & Leasing – 0.7%
Penske Truck Leasing Co. LP / PTL Finance Corp. , 5.55% , 5/01/2028
(b)
150,000 151,109
151,109
Total Corporate Bonds (cost $23,115,823) 22,067,125
Foreign Governmental – 1.0%
Chile Government International Bond, 4.85%, 1/22/2029 200,000 197,917
Republic of Poland Government International Bond, 5.50%, 3/18/2054 27,000 26,243
Total Foreign Governmental (cost $226,510) 224,160
Municipal Securities – 0.0%
California Health Facilities Financing Authority, RB, Series 2022, 4.35%, 6/01/2041 10,000 8,948
Total Municipal Securities (cost $10,000) 8,948
Shares
Investment Companies – 2.2%
Registered Investment Companies – 2.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.27%
(e)(f)
(cost $502,735) 502,735 502,735
Investment of Cash Collateral for Securities Loaned – 0.2%
Registered Investment Companies – 0.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.27%
(e)(f)
(cost $36,093) 36,093 36,093
Total Investments (cost $23,891,161) 100.6% 22,839,061
Liabilities, Less Cash and Receivables (0.6)% (141,368)
Net Assets 100.0% 22,697,693
EUR—Euro
RB—Revenue Bond
(a)
Amounts stated in U.S. Dollar unless otherwise noted above.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, these securities were valued at $5,961,378 or 26.26% of net assets.
(c)
Perpetual bond with no specified maturity date.
(d)
Security, or portion thereof, on loan. At June 30, 2024, the value of the fund’s securities on loan was $300,343 and the value of the collateral was $315,448, consisting of cash collateral of $36,093 and U.S. Government & Agency securities valued at $279,355. In addition, the value of collateral may include pending sales that are also on loan.
(e)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(f)
The rate shown is the 1-day yield as of June 30, 2024.

See Notes to Financial Statements
Holdings and transactions in these affiliated companies during the period ended June 30, 2024 are as follows:
Description
Value ($)
6/30/23 Purchases ($)
1
Sales ($)
Value ($)
6/30/24
Dividends/
Distributions ($)
Investment Companies – 2.2%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares 100,316 6,562,493 (6,160,074) 502,735 10,754
Investment of Cash Collateral for Securities Loaned – 0.2%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares 299,170 5,078,485 (5,341,562) 36,093 3,732
2
Total – 2.4% 399,486 11,640,978 (11,501,636) 538,828 14,486
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures
Description
Number
of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
U.S. Treasury Long Bonds 11 9/19/2024 1,284,146 1,301,438 17,292
U.S. Treasury 2 Year Notes 10 9/30/2024 2,036,579 2,042,188 5,609
U.S. Treasury 10 Year Notes 1 9/19/2024 109,024 109,984 960
Futures Short
U.S. Treasury 5 Year Notes 1 9/30/2024 105,884 106,578 (694)
Euro- Buxl 3 9/6/2024 416,703
*
422,876 (6,173)
U.S. Treasury 10 Year Ultra Notes 19 9/19/2024 2,142,550 2,157,094 (14,544)
Gross Unrealized Appreciation 23,861
Gross Unrealized Depreciation (21,411)
*
Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.
Forward Foreign Currency Exchange Contracts
Counterparty /
Purchased Currency
Purchased Currency
Amounts Currency Sold
Sold Currency
Amounts Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
Goldman Sachs & Co.
United States Dollar 21,349 Euro 20,000 7/16/2024 (87)
United States Dollar 154,804 Euro 142,000 8/6/2024 2,452
United States Dollar 146,368 Euro 134,000 8/20/2024 2,497
United States Dollar 106,511 Euro 99,000 9/4/2024 139
Gross Unrealized Appreciation 5,088
Gross Unrealized Depreciation (87)

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2024
See Notes to Financial Statements
Cost Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at
$300,343)—Note 2(c):
–
Unaffiliated issuers 23,352,333 22,300,233
Affiliated issuers 538,828 538,828
Cash denominated in foreign currency 303 303
Cash collateral held by broker—Note 4 54,391
Interest receivable 264,945
Receivable for investment securities sold 173,709
Unrealized appreciation on forward foreign currency exchange contracts—Note 4 5,088
Dividends receivable 1,001
Receivable for futures variation margin—Note 4 688
Securities lending income receivable 109
23,339,295
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 3(b) 6,526
Liability for securities on loan—Note 2(c) 36,093
Payable for investment securities purchased 598,896
Unrealized depreciation on forward foreign currency exchange contracts—Note 4 87
641,602
Net Assets ($) 22,697,693
Composition of Net Assets ($):
Paid-in capital 25,050,050
Total distributable earnings (loss) (2,352,357)
Net Assets ($) 22,697,693
Shares outstanding no par value (unlimited shares authorized): 500,001
Net asset value per share 45.40
Market price per share 45.48

STATEMENT OF OPERATIONS
Year Ended June 30, 2024
See Notes to Financial Statements
Investment Income ($):
Income:
Cash dividends:
Affiliated issuers 10,754
Interest 1,077,285
Income from securities lending—Note 2(c) 3,732
Total Income 1,091,771
Expenses:
Management fee—Note 3(a) 78,566
Total Expenses 78,566
Net Investment
Income
1,013,205
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions (493,634)
Net realized gain (loss) on futures (8,665)
Net realized gain (loss) on forward foreign currency exchange contracts 9,271
Net realized gain (loss) (493,028)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions 598,193
Net change in unrealized appreciation (depreciation) on futures (107)
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts 5,990
Net change in unrealized appreciation (depre ciation) 604,076
Net Realized and Unrealized Gain (Loss) on Investments 111,048
Net Increase (Decrease) in Net Assets Resulting from Operations 1,124,253

STATEMENT OF CHANGES IN NET ASSETS
See Notes to Financial Statements
Year Ended June 30,
2024 2023
Operations ($):
Net investment
income
1,013,205 909,217
Net realized gain (loss) on investments (493,028) (572,114)
Net change in unrealized appreciation (depreciation) on investments 604,076 105,112
Net Increase (Decrease) in Net Assets Resulting from Operations 1,124,253 442,215
Distributions ($):
Distributions to shareholders (1,108,452) (865,717)
Beneficial Interest Transactions ($):
Proceeds from shares sold — —
Increase (Decrease) in Net Assets from Beneficial Interest Transactions — —
Total Increase (Decrease) in Net Assets 15,801 (423,502)
Net Assets ($):
Beginning of Period 22,681,892 23,105,394
End of Period 22,697,693 22,681,892
Changes in Shares Outstanding:
Shares sold — —
Net Increase (Decrease) in Shares Outstanding — —

FINANCIAL HIGHLIGHTS
The following table describes the performance for the fiscal periods indicated.
See Notes to Financial Statements
Year Ended June 30, For the Period from
March 22, 2022
(a)
to
June 30, 2022 2024 2023
Per Share Data ($):
Net asset value, beginning of period 45.36 46.21 50.00
Investment Operations:
Net investment income
(b)
2.03 1.82 0.45
Net realized and unrealized gain (loss) on investments 0.23 (0.94) (4.01)
Total from Investment Operations 2.26 0.88 (3.56)
Distributions: – – –
Dividends from net investment income (2.22) (1.73) (0.33)
Transaction fees
(b)
— — 0.10
Net asset value, end of period 45.40 45.36 46.21
Market price, end of period 45.48 45.47 46.46
Net Asset Value Total Return (%)
(c)
5.12 2.01 (6.94)
(d)
Market Price Total Return (%)
(c)
5.07 1.69 (6.44)
(d)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.35 0.35 0.35
(e)
Ratio of net investment income to average net assets 4.51 4.01 3.41
(e)
Portfolio Turnover Rate
(f)
56.72 53.59 13.06
Net Assets, end of period ($ x 1,000) 22,698 22,682 23,105
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)
The net asset value total return and the market price total return is calculated from fund inception. The inception date is the first date the fund was available on NYSE
Arca, Inc.
(e)
Annualized.
(f)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—Organization:
BNY Mellon Responsible Horizons Corporate Bond ETF (the “fund”) is a separate diversified series of BNY Mellon ETF Trust (the
“Trust”), which is registered as a Massachusetts business trust under the Investment Company Act of 1940, as amended (the “Act”), as an open-ended management investment company. The Trust operates as a series company currently consisting of thirteen series, including the fund. The investment objective of the fund is to seek total return consisting of capital appreciation and income. BNY Mellon ETF
Investment Adviser, LLC (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser” or “INA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. The Bank of New York Mellon, a subsidiary of BNY and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. BNY Mellon Securities Corporation (the “Distributor”),
a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
The shares of the fund are referred to herein as “Shares” or “Fund Shares.” Fund Shares are listed and traded on NYSE Arca, Inc..
The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation
Unit”. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the fund. Individual Fund
Shares may only be purchased and sold on the NYSE Arca, Inc.., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at
NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative
U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment
Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within
Level 1 of the fair value hierarchy.

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills), futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”)
approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities)
and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Each Service and independent valuation firm is engaged under the general oversight of the Board. Overnight and certain other short-term debt instruments (excluding U.S. Treasury
Bills) will be valued by the amortized cost method, which approximates value, unless a Service provides a valuation for such security or, in the opinion of the Board or a committee or other persons designated by the Board, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within
Level 3 of the fair value hierarchy.
Futures, which are traded on an exchange, are valued at the last sales price on securities exchange on which such contracts are primarily traded or at the last sales price on the exchange on each business day and are generally categorized within Level 1 of the fair value hierarchy.
Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.
The table below summarizes the inputs used as of June 30, 2024 in valuing the fund’s investments:
Fair Value Measurements
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Corporate Bonds — 22,067,125 — 22,067,125
Foreign Governmental — 224,160 — 224,160
Municipal Securities — 8,948 — 8,948
Investment Companies 502,735 — — 502,735
Investment of Cash Collateral for Securities Loaned 36,093 — — 36,093
Other Financial Instruments:
Futures
††
23,861 — — 23,861
Forward Foreign Currency Exchange Contracts
††
— 5,088 — 5,088
Liabilities ($)
Other Financial Instruments:
Futures
††
(21,411) — — (21,411)
Forward Foreign Currency Exchange Contracts
††
— (87) — (87)
†
See Statement of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and liabilities.

NOTES TO FINANCIAL STATEMENTS
(continued)
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign Taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of
June 30, 2024
, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and
Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the year ended June 30, 2024, BNY earned
$507 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the
Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and
Liabilities. As of June 30, 2024, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
(d) Affiliated issuers: Investments in other investment companies advised by the Adviser or its affiliates are defined as “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Assets ($) Liabilities ($)
Securities Lending 300,343 —
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities 300,343 —
Collateral (received)/posted not offset in the Statement of Assets and
Liabilities (300,343)
†
—
Net Amount — —
†
The value of the related collateral received by the fund normally exceeded the value of the securities loaded by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding the collateral received for open securities lending.

Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in redemption requests, including requests from Authorized Participants who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund’s share price and increase the fund’s liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.
ESG Investment Approach Risk: The fund’s incorporation of ESG considerations into its investment approach may cause it to make different investments than funds that invest principally in corporate bonds but do not incorporate ESG considerations when selecting investments. Under certain economic conditions, this could cause the fund to underperform funds that do not incorporate
ESG considerations. For example, the incorporation of ESG considerations may result in the fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so or selling securities when it might otherwise be disadvantageous for the fund to do so. The incorporation of ESG considerations may also affect the fund’s exposure to certain sectors and/or types of investments, and may adversely impact the fund’s performance depending on whether such sectors or investments are in or out of favor in the market.
INA’s security selection process incorporates ESG data provided by third parties, which may be limited for certain issuers and/or only take into account one or a few ESG related components. In addition, ESG data may include quantitative and/or qualitative measures, and consideration of this data may be subjective. Different methodologies may be used by the various data sources that provide ESG data.
ESG data from third parties used by INA as part of its proprietary ESG process often lacks standardization, consistency and transparency, and for certain issuers such data may not be available complete or accurate. INA’s evaluation of ESG factors relevant to a particular issuer may be adversely affected in such instances. As a result, the fund’s investments may differ from, and potentially underperform, funds that incorporate ESG data from other sources or utilize other methodologies.
Foreign Investment Risk: Because the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or problems in share registration, settlement or custody, may result in losses for the fund. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund. Some sovereign obligors have been among the world’s largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors, in the past, may have experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. To the extent securities held by the fund trade in a market that is closed when the exchange on which the fund’s shares trade is open, there may be deviations between the current price of a security and the last quoted price for the security in the closed foreign market. These deviations could result in the fund experiencing premiums or discounts greater than those of ETFs that invest in domestic securities.
High Yield Securities Risk: High yield (“junk”) securities involve greater credit risk, including the risk of default, than investment grade securities, and are considered predominantly speculative with respect to the issuer’s ability to make principal and interest payments. The prices of high yield securities can fall in response to unfavorable news about the issuer or its industry, or the economy in general, to a greater extent than those of higher rated securities.
Authorized Participants, Market Makers and Liquidity Providers Risk: The fund has a limited number of financial institutions that may act as Authorized Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid on a monthly basis. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements

NOTES TO FINANCIAL STATEMENTS
(continued)
of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers of a fund, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the fund is treated as a separate entity.
As of and during the period ended June 30, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2024, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended June 30, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At June 30, 2024, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $94,755, accumulated capital losses $1,364,165, and unrealized depreciation $1,082,947.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to June 30, 2024. The fund has $811,604 of short-term capital losses and $552,561 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal years ended June 30, 2024 and June 30, 2023 were as follows:
ordinary income $1,108,452 and $865,717, respectively.
NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at an annual rate of 0.35% of the value of the fund’s average daily net assets and is payable monthly. The fund’s management agreement provides that the Adviser pays substantially all expenses of the fund, except for the management fees, payments under the fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business.
The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. During the period ended June 30,
2024, there was no reduction in expenses pursuant to the undertaking.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-
adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated or affiliated with the Adviser without obtaining shareholder approval. The Order also relieves the fund from disclosing the sub-advisory fee paid by the Adviser to a Sub-Adviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a Sub-Adviser that is a wholly-owned subsidiary (as defined in the 1940 Act) of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any Sub-Adviser and recommend the hiring, termination, and replacement of any Sub-Adviser to the Board.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of 0.175% of the value of the fund’s average daily net assets. The Adviser, and not the fund, pays the Sub-Adviser fee rate.
(b) The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the
Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The components of “Due to BNY Mellon ETF Investment Adviser, LLC” in the Statement of Assets and Liabilities consist of:
management fee of $6,526.
(c) Each Board member serves as a Board member of each fund within the Trust. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the
Trust, including the fund.
NOTE 4—Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, futures, forward contracts and in-kind transactions, during the period ended June 30, 2024, amounted to $12,528,580 and $12,710,006, respectively.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”)
with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties.
Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a
Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination. Rule 18f-4 under the Act regulates the use of derivative transactions for certain funds registered under the Act. The fund’s derivative transactions are subject to a value-at-
risk leverage limit and certain reporting and other requirements pursuant to a derivatives risk management program adopted by the fund.
Each type of derivative instrument that was held by the fund during the year ended June 30, 2024 is discussed below.
Futures: In the normal course of pursuing its investment objective, exposed to market risk, including interest risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage the exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.
The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the
Statements of Operations.
When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statements
of Operations.
There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at June 30, 2024, are set forth in the Statement of Investments.
Forward Foreign Currency Exchange Contracts:
T
he fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at June 30, 2024 are set forth in the Statement of Investments.
The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Fair value of derivative instruments as of June 30, 2024 is shown below:

NOTES TO FINANCIAL STATEMENTS
(continued)
Statement of Assets and Liabilities location:
The effect of derivative instruments in the Statements of Operations during the year ended June 30, 2024 is shown below:
Statement of Operations location:
The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master
Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.
At June 30, 2024, derivative assets and liabilities (by type) on a gross basis are as follows:
The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of June 30, 2024:
Derivative
Assets ($)
Derivative
Liabilities ($)
Interest rate risk 23,861
(a)
Interest rate risk (21,411)
(a)
Foreign exchange risk 5,088
(b)
Foreign exchange risk (87)
(b)
Gross fair value of derivative
contracts 28,949 (21,498)
(a)
Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
(b)
Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying Risk Futures
(a)
Forward Contracts
(b)
Total
Interest rate (8,665) — (8,665)
Foreign exchange — 9,271 9,271
Total (8,665) 9,271 606
Net change in unrealized appreciation (depreciation)
on derivatives recognized in income ($)
Underlying Risk Futures
(c)
Forward Contracts
(d)
Total
Interest rate (107) — (107)
Foreign exchange — 5,990 5,990
Total (107) 5,990 5,883
(a)
Net realized gain (loss) on futures.
(b)
Net realized gain (loss) on forward foreign currency exchange contracts.
(c)
Net change in unrealized appreciation (depreciation) on futures.
(d)
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
Derivative Financial Instruments: Assets ($) Liabilities ($)
Futures 23,861 (21,411)
Forward contracts 5,088 (87)
Total gross amount of derivative assets and liabilities in the
Statement of Assets and Liabilities 28,949 (21,498)
Derivatives not subject to  Master Agreements 23,861 (21,411)
Total gross amount of derivative assets and liabilities subject to Master Agreements 5,088 (87)
Counterparty
Gross Amount of
Assets ($)
†
Financial Instruments
and Derivatives
Available for Offset ($)
Collateral
Received ($)
Net Amount of
Assets ($)
Goldman Sachs & Co. 5,088 (87) – 5,001
Counterparty
Gross Amount of
Liabilities($)
†
Financial Instruments
and Derivatives
Available for Offset ($)
Collateral
Pledged ($)
Net Amount of
Liabilities ($)
Goldman Sachs & Co. (87) 87 – –
†
Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

The following table summarizes the monthly average market value of derivatives outstanding during the year ended June 30, 2024:
At June 30, 2024, the cost of investments for federal income tax purposes was $23,922,008; accordingly, accumulated net unrealized depreciation on investments for federal income tax purposes was $1,082,947, consisting of gross appreciation of $171,333 and gross depreciation of $1,254,280.
NOTE 5—Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants”
(typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit. Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation
Unit size for the fund may change. Authorized Participants will be notified of such change. Creation Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is in-kind, although this may be revised at any time without notice. The Trust issues and sells shares of the fund only: in Creation Units on a continuous basis through the Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any
Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement. Transactions in capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. The
Adviser or its affiliates (the “Selling Shareholder”) may purchase Creation Units through a broker-dealer to “seed” (in whole or in part)
funds as they are launched or may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds when they were launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of such funds, the fund shares are being registered to permit the resale of these shares from time to time after purchase. The fund will not receive any of the proceeds from resale by the Selling Shareholders of these fund shares. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” on the Statement of Changes in Net Assets.
Seed Capital: As of June 30, 2024, MBC Investments Corporation, a wholly-owned subsidiary of BNY, held 490,001 shares of the fund.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. During the year ended June 30, 2024, the fund had no in-kind transactions.
Average Market Value ($)
Futures:
Interest Rate Futures Long 2,723,698
Interest Rate Futures Short 2,397,077
Forward Contracts:
Forward Contracts Purchased in USD 377,775
Forward Contracts Sold in USD 375,743

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Trustees of BNY Mellon Responsible Horizons Corporate Bond ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Responsible Horizons Corporate Bond
ETF (the “Fund”) (one of the funds constituting BNY Mellon ETF Trust (the “Trust”)), including the statement of investments, as of June 30, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for the two years in the period then ended and the period from March 22, 2022 (commencement of operations) through June 30, 2022 and the related notes (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the
Fund (one of the funds constituting BNY Mellon ETF Trust) at June 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of two years in the period then ended and its financial highlights for each of the two years in the period then ended and the period from March 22, 2022 (commencement of operations) through June 30, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the
Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
August 19, 2024

IMPORTANT TAX INFORMATION
(Unaudited)
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended June 30, 2024:
For federal tax purposes the fund hereby reports 63.41% of ordinary income dividends paid during the fiscal year ended June 30, 2024 as qualifying interest related dividends.

BOARD MEMBERS INFORMATION
(Unaudited)
INDEPENDENT BOARD MEMBERS
J. Charles Cardona (68)
Chairman of the Board (2020)
Principal Occupation During Past 5 Years:
• BNY Mellon Family of Funds,  Interested Director  (2014 – 2018),  Independent Director  (2019 – Present)
• BNY Mellon Liquidity Funds, Director (2004 – Present) and Chairman (2019 – 2021) .
No. of Portfolios for which Board Member Serves: 35, including 22 managed by an affiliate of the Adviser
Kristen M. Dickey (64)
Board Member (2020)
Principal Occupation During Past 5 Years:
Independent board director of Marstone, Inc., a financial technology company (since 2018); Lead non-executive director for Aperture Investors,
LLC, an investment management firm (since 2018); Managing Director—Global Head of Index Strategy at BlackRock, Inc. (until 2017)
No. of Portfolios for which Board Member Serves: 13
F. Jack Liebau, Jr. (60)
Board Member (2020)
Principal Occupation During Past 5 Years:
Managing Director at Beach Investment Counsel, a financial advisory firm (since 2020)
Corporate director (since 2015)
Other Public Company Board Memberships During Past 5 Years:
Myers Industries, an industrial company, Director (2015 – Present); Chairman of Board (2016 – Present)
STRATTEC Security Corp., an automotive power and security solutions company, Director (2023 – Present); Chairman of Board (2024 – Present)
No. of Portfolios for which Board Member Serves: 13
Jill I. Mavro (52)
Board Member (2020)
Principal Occupation During Past 5 Years:
Managing director at Ecoban, LLC, a financial technology consulting company (since 2020)
Founder and Principal of Spoondrift Advisory, LLC (since 2018); Senior Managing Director, Head of Strategic Relationships and Member of
SPDR Executive Committee at State Street Global Advisors (until 2018)
No. of Portfolios for which Board Member Serves: 13
Kevin W. Quinn (65)
Board Member (2020)
Principal Occupation During Past 5 Years:
Partner at PricewaterhouseCoopers, LLC (until 2019)
No. of Portfolios for which Board Member Serves: 13
Stacy L. Schaus (64)
Board Member (2020)
Principal Occupation During Past 5 Years:
Chief Executive Officer of the Schaus Group LLC, a consulting firm (since 2019); Advisory board member of A&P Capital, a consulting firm
(from 2019-2021); Executive Vice President—Defined Contribution Practice Founder at PIMCO Investment Management (until 2018).
No. of Portfolios for which Board Member Serves: 13

OFFICERS OF THE TRUST
(Unaudited)
DAVID DIPETRILLO, President since February 2020.
Vice President and Director of BNYM Investment Adviser since
February 2021; Head of North America Distribution, BNY
Investments since February 2023; and Head of North America
Product, BNY Investments from January 2018 to February 2023.
He is an officer of 51 investment companies (comprised of 96 portfolios) managed by BNYM Investment Adviser or an affiliate of BNYM Investment Adviser. He is 46 years old and has been an employee of BNY since 2005.
PETER M. SULLIVAN, Chief Legal Officer since July 2021,
Vice President and Assistant Secretary since February
2020.
Chief Legal Officer of BNYM Investment Adviser and Associate
General Counsel of BNY since July 2021; Senior Managing Counsel of BNY from December 2020 to July 2021; and Managing Counsel of BNY from March 2009 to December 2020. He is an officer of
52 investment companies (comprised of 114 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 56 years old and has been an employee of BNY since April 2004.
JAMES WINDELS, Treasurer since February 2020.
Director of BNYM Investment Adviser since February 2023; Vice
President of BNYM Investment Adviser since September 2020; and
Director – BNY Mellon Fund Administration. He is an officer of
52 investment companies (comprised of 114 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 65 years old and has been an employee of BNYM Investment Adviser since April
1985.
SARAH S. KELLEHER, Vice President and Secretary
since February 2020.
Vice President of BNY Mellon ETF Investment Adviser, LLC
since February 2020; Senior Managing Counsel of BNY since
September 2021; and Managing Counsel of BNY from December
2017 to September 2021. She is an officer of 52 investment
companies (comprised of 114 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 48 years old and has been an employee of BNY since March 2013.
DEIRDRE CUNNANE, Vice President and Assistant
Secretary since February 2020.
Managing Counsel of BNY since December 2021; and Counsel of
BNY from August 2018 to December 2021; She is an officer of 52 investment companies (comprised of 114 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 34 years old and has been an employee of BNY since August 2013.
LISA M. KING, Vice President and Assistant Secretary
since May 2024.
Counsel of BNY since June 2023; and Regulatory Administration
Group Manager at BNY Mellon Asset Servicing from February
2016 to June 2023. She is an officer of 52 investment companies
(comprised of 114 portfolios) managed by BNYM Investment
Adviser or an affiliate of BNYM Investment Adviser. She is 56 years old and has been an employee of BNY since February 2016.
JEFF PRUSNOFSKY, Vice President and Assistant
Secretary since February 2020.
Senior Managing Counsel of BNY. He is an officer of 52
investment companies (comprised of 114 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 59 years old and has been an employee of BNYM Investment Adviser since October
1990.
AMANDA QUINN, Vice President and Assistant Secretary
since February 2020.
Managing Counsel of BNY since March 2024; Counsel of BNY
from June 2019 to February 2024; and Regulatory Administration
Manager at BNY Investments Services from September 2018 to
May 2019. She is an officer of 52 investment companies (comprised of 114 portfolios) managed by the Adviser or an affiliate of the
Adviser. She is 39 years old and has been an employee of BNY since June 2012.
JOANNE SKERRETT, Vice President and Assistant
Secretary since March 2023.
Managing Counsel of BNY since June 2022; and Senior Counsel
with the Mutual Fund Directors Forum, a leading funds industry organization, from 2016 to June 2022. She is an officer of 52 investment companies (comprised of 114 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 52 years old and has been an employee of BNYM Investment Adviser since June
2022.
DANIEL GOLDSTEIN, Vice President since March 2022
Head of Product Development of North America Distribution,
BNY Investments since January 2018; Executive Vice President of North America Product, BNY Investments since April 2023;
and Senior Vice President, Development & Oversight of North
America Product, BNY Investments from 2010 to March 2023.
He is an officer of 51 investment companies (comprised of 96 portfolios) managed by the Adviser or an affiliate of the Adviser.
He is 55 years old and has been an employee of the Distributor since 1991.
JOSEPH MARTELLA, Vice President since March 2022
Vice President of BNYM Investment Adviser since December
2022; Head of Product Management of North America
Distribution, BNY Investments since January 2018; Executive Vice
President of North America Product, BNY Investments since
April 2023, and Senior Vice President of North America Product,
BNY Investments from 2010 to March 2023. He is an officer of
51 investment companies (comprised of 96 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 47 years old and has been an employee of the Distributor since 1999.
ROBERTO G. MAZZEO, Assistant Treasurer since May
2024.
Financial Reporting Manager – BNY Mellon Fund Administration.
He is an officer of 52 investment companies (comprised of 114 portfolios) managed by BNYM Investment Adviser or an affiliate of BNYM Investment Adviser. He is 43 years old and has been an employee of BNYM Investment Adviser since October 2006.
GAVIN C. REILLY, Assistant Treasurer since February
2020.
Tax Manager-BNY Mellon Fund Administration. He is an officer of 52 investment companies (comprised of 114 portfolios)
managed by the Adviser or an affiliate of the Adviser.  He is 55 years old and has been an employee of BNYM Investment Adviser since April 1991.
ROBERT SALVIOLO, Assistant Treasurer since February
2020.
Senior Accounting Manager – BNY Mellon Fund Administration.
He is an officer of 52 investment companies (comprised of
114 portfolios) managed by the Adviser or an affiliate of the
Adviser. He is 57 years old and has been an employee of BNYM
Investment Adviser since June 1989.

OFFICERS OF THE TRUST (Unaudited)
(continued)
ROBERT SVAGNA, Assistant Treasurer since February
2020.
Senior Accounting Manager – BNY Mellon Fund Administration.
He is an officer of 52 investment companies (comprised of
114 portfolios) managed by the Adviser or an affiliate of the
Adviser. He is 57 years old and has been an employee of BNYM
Investment Adviser since November 1990.
JOHN SQUILLACE, Chief Compliance Officer since May
2024.
Chief Compliance Officer since May 2024 of BNY Mellon ETF
Investment Adviser, LLC and BNY Mellon ETF Trust; Chief
Compliance Officer of BNY Mellon Securities Corporation’s
investment advisory business since January 2016; and Chief
Compliance Officer of BNYMIA since July 2012. He is an officer of 1 investment company (comprised of 13 portfolios) managed by
BNY Mellon ETF Investment Adviser. He is 65 years old and has been an employee of BNY Mellon since December 2010.
CARIDAD M. CAROSELLA, Anti-Money Laundering
Compliance Officer since February 2020.
Anti-Money Laundering Compliance Officer of the BNY Mellon
Family of Funds and BNY Mellon Funds Trust. She is an officer of
45 investment companies (comprised of 107 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 55 years old and has been an employee of the Distributor since 1997.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies
(Unaudited)
Each member of the Board serves as a Board member of each fund within the Registrant. The Board members are not compensated directly by the Registrant. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Registrant.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
(Unaudited)
At a meeting held on February 23, 2024 (the “February Meeting”) and a meeting held on May 7, 2024 (the “May Meeting,” and together with the February Meeting, the “Meetings”), the Board of Trustees of the Trust (the “Board”), all the members of which are not
“interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended, evaluated (i) proposals to continue the Management Agreement between the Trust and BNY Mellon ETF Investment Adviser, LLC (the “Adviser”) with respect to the BNY
Mellon Responsible Horizons Corporate Bond ETF (the “fund”); and (ii) proposals to continue the Sub-Investment Advisory Agreement between the Adviser and Insight North America LLC (the “Sub-Adviser”), an affiliate of the Adviser, on behalf of the fund (each of the Management Agreement and the Sub-Investment Advisory Agreement, an “Agreement,” and together, the “Agreements”). At each
Meeting, the Trustees also met separately to consider the Agreements and were advised by legal counsel throughout the process.
In connection with each Meeting, to evaluate the Agreements, the Board requested, and the Adviser and the Sub-Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In addition, the Board considered information it reviewed at other Board and Board committee meetings. In deciding whether to approve the Agreements, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser and Sub-Adviser under each respective Agreement,
(ii) investment performance of the fund, (iii) profits realized by the Adviser and its affiliates from its relationship with the fund, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, Sub-Adviser and/or their affiliates, and (vi) extent to which economies of scale would be shared as the fund grows. The Board considered the Agreements for the fund and the engagement of the Adviser and the
Sub-Adviser separately.
The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (i) comparing the fund’s performance with the performance of a group of other actively-
managed corporate bond exchange traded funds (“ETFs”) (the “Performance Group”) and with a broader group of retail and institutional corporate bond funds and ETFs (the “Performance Universe”) for the one-year period ended December 31, 2023; and (ii) comparing the fund’s contractual management fees and total expenses with a group of other actively-managed corporate bond ETFs (the “Expense
Group”) and, with respect to total expenses, with a broader group of actively-managed corporate bond ETFs (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. In addition, at the May Meeting, the Board also reviewed reports that included information comparing the fund’s performance with the performance of its benchmark and Performance Universe for the periods ended March 31, 2024.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser and the Sub-Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the fund and the materials provided prior to and at each Meeting. The
Board reviewed the Agreements and the Adviser’s and the Sub-Adviser’s responsibilities for managing investment operations of the fund in accordance with the fund’s investment objective and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the fund as an exchange-traded fund and considered the background and experience of the Adviser’s and the Sub-Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the funds. The
Board also considered the portfolio management resources, structures and practices of the Adviser and the Sub-Adviser, including those associated with monitoring and ensuring the fund’s compliance with its investment objective and policies and with applicable laws and regulations. The Board further considered information about the Sub-Adviser’s best execution procedures as well as the Adviser’s and the Sub-Adviser’s overall investment management business. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates, including the Sub-Adviser. With respect to the Sub-Adviser, the Board also considered the
Adviser’s favorable assessment of the nature and quality of the services provided by the Sub-Adviser.
Investment Performance
The Board reviewed the results of the fund’s performance comparisons and considered that the fund’s total return performance was above the Performance Group and Performance Universe medians for the one-year period ended December 31, 2023. At the May Meeting, the
Board also considered that the fund’s total return performance was above the benchmark and the Performance Universe average for the one-year period and since inception (March 21, 2022) period ended March 31, 2024. Representatives of the Adviser indicated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the fund to the Adviser and its affiliates. The Board had the opportunity to discuss with representatives of the Adviser the process and methodology used to calculate profitability.

Fees Charged to Comparable Funds
The Board evaluated the fund’s unitary fee through review of comparative information with respect to fees paid by similar funds - i.e., other actively-managed corporate bond ETFs. The Board explored with management the differences between the fund’s fee and fees paid by similar funds. The Board noted the fund’s contractual management fee was the same as the Expense Group median and the fund’s total expenses were the same as the Expense Group median and the Expense Universe median total expenses.
The Board considered the fee paid to the Sub-Adviser in relation to the fee paid to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser and not the fund.
Other Benefits
The Board also considered whether the Adviser, the Sub-Adviser or their affiliates benefited in other ways from their relationship with the funds, noting that neither the Adviser nor the Sub-Adviser maintains soft-dollar arrangements in connection with the fund’s brokerage transactions. The Board noted The Bank of New York Mellon Corporation may derive certain benefits from an incremental growth in its businesses that may possibly result from the availability of the fund to clients.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as the fund’s assets grow in size. The
Board noted that the advisory fee rate for the fund did not provide for breakpoints as assets of the fund increases. The Adviser asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the fund grows in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the
Board approved the continuation of the Agreements for the fund at each Meeting. In approving the continuance of the Agreements, the
Board found that the terms of the Agreements are fair and reasonable and that the continuance of the Agreements is in the best interests of the fund and its shareholders.

© 2024 BNY Mellon Securities Corporation
Code-4863NCSRAR0624

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 13. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 15. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 16. Controls and Procedures.
(a)     The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)     There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.
Item 18. Recovery of Erroneously Awarded Compensation.
Not Applicable.
Item 19. Exhibits.
(a)(1)     Code of ethics that is the subject of disclosure required by Item 2 of this Form N-CSR is attached hereto.

(a)(2)   Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1) Not applicable.

(a)(2)(2) Not applicable.

(b)       Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             BNY Mellon ETF Trust

By (Signature and Title) *      /s/ David J. DiPetrillo
                                                David J. DiPetrillo, President
                                                (Principal Executive Officer)

Date    08/26/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) *      /s/ David J. DiPetrillo
                                                David J. DiPetrillo, President
                                                (Principal Executive Officer)

Date    08/26/2024

By (Signature and Title) *      /s/ James Windels
                                                James Windels, Treasurer
                                                (Principal Financial and Accounting Officer)

Date    08/26/2024

* Print the name and title of each signing officer under his or her signature.